UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Fidelity®

AMT Tax-Free Money

Fund

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.22%	$ 1,000.00	$ 1,000.10	$ 1.11**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.10	$ 1.12**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been .33% and the expenses paid in the actual and hypothetical examples above would have been $1.66 and $1.68, respectively.

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/11	% of fund's investments 2/28/11	% of fund's investments 8/31/10
1 - 7	80.0	77.1	83.9
8 - 30	5.4	4.8	2.2
31 - 60	4.7	6.4	4.4
61 - 90	1.7	0.9	1.5
91 - 180	4.2	9.0	4.6
>180	4.0	1.8	3.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/11	2/28/11	8/31/10
Fidelity AMT Tax-Free Money Fund	26 Days	24 Days	24 Days
All Tax-Free Money Market Funds Average*	30 Days	28 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/11	2/28/11	8/31/10
Fidelity AMT Tax-Free Money Fund	26 Days	24 Days	24 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Variable Rate Demand Notes (VRDNs) 66.2%	Variable Rate Demand Notes (VRDNs) 67.7%
Commercial Paper (including CP Mode) 15.7%	Commercial Paper (including CP Mode) 13.5%
Tender Bonds 0.7%	Tender Bonds 1.6%
Municipal Notes 4.7%	Municipal Notes 7.9%
Fidelity Tax-Free Cash Central Fund 10.4%	Fidelity Tax-Free Cash Central Fund 7.0%
Other Investments 2.7%	Other Investments 2.1%
Net Other Assets† (0.4)%	Net Other Assets 0.2%

* Source: iMoneyNet, Inc.

† Net Other Assets are not included in the pie chart.

Annual Report

Current and Historical Seven-Day Yields

	8/29/11	5/30/11	2/28/11	11/29/10	8/30/10

Fidelity AMT Tax-Free Money Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money by investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 29, 2011, the most recent period shown in the table, would have been -0.20%.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 3,100	$ 3,100
Alaska - 2.2%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,515	4,515
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.16% 9/7/11, VRDN (c)	21,000	21,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.2% 9/7/11 (ConocoPhillips Guaranteed), VRDN (c)	4,100	4,100
		29,615
Arizona - 2.5%
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.21% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,695	10,695
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.21% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrance Apts. Proj.) Series 1999 A, 0.25% 9/7/11, LOC Freddie Mac, VRDN (c)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,115	2,115
Series Putters 3708Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,605	4,605
Series ROC II R 11712, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.38% 9/7/11, LOC Bank of America NA, VRDN (c)	3,500	3,500
		33,615
California - 2.1%
Barclays Cap. Muni. Trust Receipts Bonds Series 2011 26U, 0.19%, tender 11/22/11 (Barclays Bank PLC Guaranteed) (a)	6,200	6,200
California Gen. Oblig. Series 2004 A7, 0.21% 9/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	1,000	1,000
California Health Facilities Fing. Auth. Rev. (Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.14% 9/7/11, VRDN (c)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.2% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 2,700	$ 2,700
Los Angeles Gen. Oblig. Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	2,300	2,300
Orange County Apt. Dev. Rev. (Aliso Creek Proj.) Series 1992 B, 0.18% 9/7/11, LOC Freddie Mac, VRDN (c)	1,000	1,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series ROC II R 11304, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	6,960	6,960
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	4,000	4,015
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 A, 0.14% 9/7/11, LOC Citibank NA, VRDN (c)	2,600	2,600
		27,775
Colorado - 1.7%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.6% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	820	820
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	900	900
Colorado Health Facilities Auth. Rev. Participating VRDN Series Putters 2999, 0.23% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,245	6,245
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	3,700	3,700
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.21% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,850	3,850
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.29% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,710	7,710
		23,225
Connecticut - 0.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.35% tender 9/1/11, CP mode	1,700	1,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series BBT 08 17, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	$ 3,000	$ 3,000
Series EGL 7 05 3031, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	4,300	4,300
		9,000
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.43% 9/7/11, VRDN (c)	6,000	6,000
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		10,200
District Of Columbia - 0.9%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3369, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
District of Columbia Rev.:
(The Phillips Collection Issue Proj.) Series 2003, 0.43% 9/7/11, LOC Bank of America NA, VRDN (c)	3,735	3,735
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,900	4,900
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.16% tender 9/6/11, LOC JPMorgan Chase Bank, CP mode	2,400	2,400
		12,035
Florida - 10.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.14% tender 9/7/11, LOC Bank of America NA, CP mode	2,900	2,900
Series 2008 B, 0.13% tender 9/6/11, LOC Bank of America NA, CP mode	3,300	3,300
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.18% 9/7/11, LOC Freddie Mac, VRDN (c)	2,165	2,165
Cape Coral Gen. Oblig. 0.14% 9/6/11, LOC Bank of America NA, CP	6,778	6,778
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series Putters 3834 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,270	1,270
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds (Dept. of Envir. Preservation Proj.) Series 1997 B, 6% 7/1/12	$ 1,000	$ 1,046
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.22% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)	1,100	1,100
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	3,565	3,703
5.25% 7/1/12	2,000	2,080
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.13% 9/7/11, LOC TD Banknorth, NA, VRDN (c)	2,400	2,400
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.21% 11/3/11, LOC State Street Bank & Trust Co., Boston, CP	8,000	8,000
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	8,605	8,605
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.18% 9/7/11, LOC Fannie Mae, VRDN (c)	2,650	2,650
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.2% tender 9/1/11, CP mode	1,800	1,800
Series 1994, 0.2% tender 9/1/11, CP mode	5,545	5,545
Miami-Dade County Gen. Oblig.:
Bonds Series 2011 B, 3% 11/1/11	1,115	1,120
TAN Series 2011, 2% 1/27/12	8,400	8,462
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.32% 9/7/11, LOC Bank of America NA, VRDN (c)	4,400	4,400
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	1,305	1,305
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.38% 9/7/11, LOC Bank of America NA, VRDN (c)	15,400	15,400
(Hanley Ctr. Proj.) Series 2006, 0.38% 9/7/11, LOC Bank of America NA, VRDN (c)	7,210	7,210
(Morse Oblig. Group Proj.) Series 2003, 0.19% 9/7/11, LOC TD Banknorth, NA, VRDN (c)	6,045	6,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	$ 2,100	$ 2,100
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
(Suncoast Hospice Proj.) Series 2004, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,605	1,605
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.21% 9/7/11, LOC Freddie Mac, VRDN (c)	5,000	5,000
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A1, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,930	4,930
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.18% 9/7/11, LOC Fannie Mae, VRDN (c)	1,050	1,050
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	5,945	5,945
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,635	4,635
		133,449
Georgia - 2.0%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,100	6,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.22% 9/7/11, LOC Freddie Mac, VRDN (c)	5,225	5,225
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	2,500	2,500
(Pace Academy, Inc. Proj.) Series 2008, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	3,900	3,900
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series 2011 M, 2% 4/1/12	2,350	2,372
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 4,300	$ 4,300
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.17% 9/7/11, LOC Fannie Mae, VRDN (c)	2,200	2,200
		26,597
Hawaii - 0.4%
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
Illinois - 4.5%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	3,200	3,200
Chicago Wastewtr. Transmission Rev. Series 2008 C1, 0.13% 9/1/11, LOC BMO Harris Bank NA, VRDN (c)	1,600	1,600
Chicago Wtr. Rev.:
Series 2004 A2, 0.22% 9/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	2,675	2,675
Series 2004 A3, 0.18% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	3,175	3,175
DuPage County Rev. (Morton Arboretum Proj.) 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	10,500	10,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	18,900	18,900
(Saint Xavier Univ. Proj.) Series 2008, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	3,700	3,700
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A-2A, 0.22% 9/7/11, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	1,000	1,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.21% 9/7/11, LOC Freddie Mac, VRDN (c)	3,250	3,250
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.24% 9/7/11, LOC Bank of America NA, VRDN (c)	7,180	7,180
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 2,500	$ 2,500
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.43% 9/7/11, LOC Bank of America NA, VRDN (c)	2,500	2,500
		60,180
Indiana - 1.7%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.16% 9/7/11, LOC Royal Bank of Scotland PLC, VRDN (c)	3,400	3,400
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,800	5,800
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 0.2% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,050	4,050
Indiana Fin. Auth. Health Sys. Rev. Participating VRDN Series 3654 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,440	3,440
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 0.12% 9/1/11, LOC BMO Harris Bank NA, VRDN (c)	1,000	1,000
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	2,000	2,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	3,700	3,700
		23,390
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.2% 9/7/11, VRDN (c)	6,600	6,600
Kansas - 0.3%
Wichita Gen. Oblig. BAN:
Series 240, 0.45% 9/15/11	1,500	1,500
Series 246, 0.375% 8/10/12	2,600	2,602
		4,102
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2011 A, 0.28% tender 9/6/11, CP mode	600	600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.28% tender 9/12/11, CP mode	1,200	1,200
		1,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Putters 2378, 0.21% 9/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	$ 1,030	$ 1,030
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 B3, 0.13% 9/7/11, LOC Bank of New York, New York, VRDN (c)	1,000	1,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010 B, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
		4,030
Maine - 0.5%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Solar 06 122, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	6,975	6,975
Maryland - 2.8%
Anne Arundel County Gen. Oblig. Bonds Series 2011, 2% 4/1/12	1,590	1,605
Baltimore County Econ. Dev. Rev.:
(Blue Circle, Inc. Proj.) Series 1992, 0.23% 9/7/11, LOC BNP Paribas SA, VRDN (c)	6,100	6,100
(The Bais Yaakov School for Girls Proj.) Series 2003, 0.4% 9/7/11, LOC Bank of America NA, VRDN (c)	1,000	1,000
Baltimore County Gen. Oblig. Series 2011:
0.14% 9/6/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,900	1,900
0.14% 9/7/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,900	1,900
0.15% 10/4/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,300	2,300
0.16% 11/2/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,500	1,500
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.19% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,820	4,820
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.27% 9/7/11, LOC Fannie Mae, VRDN (c)	1,200	1,200
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	2,750	2,750
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.25% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 6,500	$ 6,500
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	2,875	2,875
		37,550
Massachusetts - 0.8%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.7% tender 9/14/11, CP mode	800	800
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BA 08 1082, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (c)(f)	6,680	6,680
Series Putters 2479Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,100	3,100
		10,580
Michigan - 1.3%
Michigan Bldg. Auth. Rev. Series 6, 0.18% 10/6/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	2,000	2,000
Michigan Fin. Auth. Rev. RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	2,700	2,744
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	4,200	4,205
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.):
Series 2008 C, 0.11% tender 9/7/11, CP mode	2,000	2,000
Series C, 0.11% tender 9/7/11, CP mode	1,000	1,000
Participating VRDN Series ROC II R 11676, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	1,300	1,300
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.22% 9/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (c)	4,300	4,300
		17,549
Minnesota - 0.6%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,460	3,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Oak Park Heights Multi-Family Rev. 0.22% 9/7/11, LOC Freddie Mac, VRDN (c)	$ 3,180	$ 3,180
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 0.15% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
		7,640
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.38% 9/7/11, LOC Bank of America NA, VRDN (c)	8,500	8,500
Missouri - 1.0%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.18% 9/7/11, LOC Bank of America NA, VRDN (c)	5,000	5,000
		13,000
Nebraska - 1.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	5,500	5,500
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series Putters 3700 Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Series A:
0.19% 9/16/11, CP	2,000	2,000
0.19% 9/28/11, CP	7,200	7,200
		19,700
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.16% 9/7/11, LOC Citibank NA, VRDN (c)	1,400	1,400
Series 2008 D 2B, 0.16% 9/7/11, LOC Royal Bank of Canada, VRDN (c)	1,400	1,400
Series 2008 D1, 0.16% 9/7/11, LOC Citibank NA, VRDN (c)	18,020	18,020
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Bonds Series A, 5% 2/1/12	$ 1,000	$ 1,018
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 B, 0.16% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	11,995	11,995
		36,633
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.75% tender 9/16/11, CP mode	1,200	1,200
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2011, 3% 10/1/11	1,625	1,627
		2,827
New Jersey - 1.3%
Montgomery Township Gen. Oblig. BAN 1.5% 9/22/11	16,969	16,978
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	11,900	11,900
New York - 1.5%
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series EGL 07 0003, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	15,000	15,000
		19,500
North Carolina - 2.9%
Board of Governors of the Univ. of North Carolina Series D, 0.15% 12/2/11, CP	2,000	2,000
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.16% 9/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	1,700	1,700
Series 2006 B, 0.16% 9/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	8,400	8,400
Guilford County Gen. Oblig. Series 2007 B, 0.18% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (c)	2,200	2,200
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	1,500	1,500
North Carolina Gen. Oblig. Bonds Series 2003 A, 5.25% 3/1/12	1,500	1,538
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	$ 300	$ 300
(Friends Homes, Inc. Proj.) Series 2003, 0.22% 9/7/11, LOC Bank of America NA, VRDN (c)	6,170	6,170
(WakeMed Proj.) Series 2009 B, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,200	1,200
Piedmont Triad Arpt. Auth. Series 2008 A, 0.19% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	3,450	3,450
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	9,900	9,900
Wake County Gen. Oblig. Series 2003 B, 0.16% 9/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	1,000	1,000
		39,358
Ohio - 2.9%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,200	2,200
Series B, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.18% 9/1/11, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,360	4,360
Delaware Gen. Oblig. BAN 1.5% 4/26/12	3,700	3,721
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.19% 9/7/11, LOC PNC Bank NA, VRDN (c)	1,760	1,760
Franklin County Hosp. Rev. Participating VRDN Series BC 11 21B, 0.19% 9/7/11 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,330	2,330
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2000, 0.21% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Series 2007 M, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,600	1,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Corp. Proj.) Series 2006 B, 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 3,000	$ 3,000
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.25% tender 12/7/11, CP mode	9,200	9,200
0.32% tender 10/17/11, CP mode	3,000	3,000
		38,271
Oregon - 3.1%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.) Series 2008 B, 0.14% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,000	3,000
Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.14% tender 10/17/11, CP mode	4,000	4,000
Series F:
0.14% tender 10/17/11, CP mode	5,000	5,000
0.15% tender 12/2/11, CP mode	10,000	10,000
Oregon Gen. Oblig. TAN Series 2011 A, 2% 6/29/12	13,600	13,798
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.21% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,800	4,800
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	1,500	1,500
		42,098
Pennsylvania - 3.6%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	1,000	1,000
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	3,750	3,750
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.17% 9/7/11, LOC Royal Bank of Scotland PLC, VRDN (c)	2,000	2,000
Butler Co. Gen. Auth. Rev. (New Castle Area School District Proj.) Series 2009 A, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	2,935	2,935
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.26% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,395	1,395
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.29% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 200	$ 200
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.31% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,255	4,255
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	3,640	3,640
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)	4,990	4,990
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	3,575	3,575
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.26% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	3,255	3,255
(Mercyhurst College Proj.) Series 12, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	3,165	3,165
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	2,895	2,895
Philadelphia Gen. Oblig. Series 2009 B, 0.17% 9/7/11, LOC Royal Bank of Canada, VRDN (c)	2,200	2,200
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) Series 2002, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	3,915	3,915
Somerset County Gen. Oblig. Series 2009 A, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	3,450	3,450
		48,620
Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Roger Williams Univ. Proj.) Series 2008 B, 0.21% 9/7/11, LOC Bank of America NA, VRDN (c)	9,300	9,300
Participating VRDN Series Putters 3517, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	990	990
		10,290
South Carolina - 3.5%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.22% 9/7/11 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2011 C, 1% 3/1/12 (b)	$ 4,100	$ 4,115
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	7,131	7,131
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.35% 9/7/11, LOC Bank of America NA, VRDN (c)	3,500	3,500
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,500	4,500
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/12	1,025	1,042
Participating VRDN Series ROC II R 11426, 0.22% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	1,175	1,175
Series 2010 A, 0.15% 10/3/11, CP	6,790	6,790
Spartanburg County School District #1 Participating VRDN Series Solar 06 152, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,485	10,485
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.65% tender 9/1/11, CP mode	6,500	6,500
		47,238
Tennessee - 1.6%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.18% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.38% 9/7/11, LOC Bank of America NA, VRDN (c)	4,600	4,600
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	3,700	3,700
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.35% 9/7/11, LOC Bank of America NA, VRDN (c)	6,000	6,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. Bonds (Baptist Memorial Health Care Proj.) Series 2004 A, 2.5% 9/1/11	1,250	1,250
		21,150
Texas - 11.0%
Austin Elec. Util. Sys. Rev. Series A:
0.14% 9/6/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,090	3,090
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Series A: - continued
0.18% 9/8/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 4,000	$ 4,000
Austin Independent School District Participating VRDN Series Putters 3554, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,040	7,040
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2008 A, 0.15% 10/18/11, CP	3,000	3,000
Comal Independent School District Participating VRDN Series Solar 06 36, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	13,070	13,070
Dallas North Texas Tollway Auth. Series 2010 A1, 0.13% 9/6/11, LOC Bank of America NA, CP	4,900	4,900
Dallas Wtr. & Swr. Sys. Rev. Series C, 0.14% 10/27/11, CP	7,190	7,190
Eanes Independent School District Bonds Series 2011, 2% 8/1/12 (Permanent School Fund of Texas Guaranteed)	3,845	3,905
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.22% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,225	10,225
Fort Worth Independent School District Bonds Series 2008, 5% 2/15/12 (Permanent School Fund of Texas Guaranteed)	1,000	1,021
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (c)	1,600	1,626
Series D, 0.16% 12/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	2,900	2,900
TAN Series 2011, 1.5% 2/29/12	1,900	1,912
Harris County Metropolitan Trans. Auth. Series A1, 0.19% 12/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	13,250	13,250
Houston Gen. Oblig. Series A, 0.23% 9/2/11, LOC Union Bank of California, CP	1,400	1,400
Houston Util. Sys. Rev.:
Bonds Series 2004 A, 5.25% 5/15/12	1,195	1,237
Participating VRDN Series Solar 06 70, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,000	4,000
Series 2004 B4, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Judson Independent School District Participating VRDN Series MS 06 1859, 0.2% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,940	3,940
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)	3,205	3,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lovejoy Independent School District Participating VRDN Series DB 514, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)	$ 6,010	$ 6,010
Mansfield Independent School District Participating VRDN Series PT 4627, 0.21% 9/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,820	10,820
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,460	4,460
Northwest Texas Independent School District Participating VRDN Series ROC II R 11539, 0.24% 9/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(f)	1,995	1,995
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.2% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,920	2,920
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Putters 3344, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,215	3,215
Series A, 0.1% 9/9/11, CP	2,300	2,300
San Antonio Wtr. Sys. Rev. Series 2001 A, 0.16% 10/3/11, CP	6,000	6,000
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,495	1,495
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 E, 0.15% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,515	1,515
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.22% 9/7/11 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,500	1,500
Texas Pub. Fin. Auth. Rev. Series 2003, 0.15% 10/7/11, CP	5,500	5,500
Univ. of Houston Univ. Revs. Bonds Series 2010 C, 2% 2/15/12	1,030	1,037
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.13% 10/12/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,900	1,900
Upper Trinity Reg'l. Wtr. District Series A, 0.16% 10/5/11, LOC Bank of America NA, CP	3,000	3,000
		146,678
Utah - 1.8%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.16% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,800	3,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1991, 0.3% 9/7/11, LOC BNP Paribas SA, VRDN (c)	4,200	4,200
Series 1994, 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.15% 9/20/11 (Liquidity Facility Bank of Nova Scotia), CP	$ 2,735	$ 2,735
Series 1997 B2, 0.25% 11/9/11 (Liquidity Facility Bank of Nova Scotia), CP	2,150	2,150
Series 1997 B3, 0.16% 9/20/11 (Liquidity Facility JPMorgan Chase Bank), CP	1,300	1,300
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	1,700	1,700
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11922, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
		24,385
Virginia - 5.2%
Albemarle County Indl. Dev. Auth. 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,610	3,610
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	15,670	15,670
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.15% 9/7/11, LOC Citibank NA, VRDN (c)	11,200	11,200
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 10410, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	3,930	3,930
Series ROC II R 11262, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	4,880	4,880
Univ. of Virginia Gen. Rev.:
Bonds Series A, 0.15% tender 12/6/11, CP mode	4,000	4,000
Participating VRDN Series EGL 06 17 Class A, 0.2% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.22% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,860	3,860
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.2% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,720	4,720
		69,070
Washington - 2.7%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	17,160	17,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,000	$ 1,000
Energy Northwest Elec. Rev. Bonds (#1 Proj.) Series 2008 D, 5% 7/1/12	1,100	1,143
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.22% 9/7/11, LOC Bank of America NA, VRDN (c)	1,100	1,100
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.2% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,510	2,510
Vancouver Hsg. Auth. Rev. Series 2008, 0.19% 9/7/11, LOC Freddie Mac, VRDN (c)	4,315	4,316
Washington Gen. Oblig. Participating VRDN Series ROC II R 11889, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)	3,250	3,250
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr.) Series 2008 A, 0.2% 9/7/11, LOC Union Bank of California, VRDN (c)	2,000	2,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.38% 9/7/11, LOC Bank of America NA, VRDN (c)	1,280	1,280
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	2,700	2,815
		36,574
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.18% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	3,300	3,300
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 B, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	2,700	2,700
		6,000
Wisconsin - 3.7%
Milwaukee Gen. Oblig. Series C2, 0.21% 10/7/11, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.18% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,900	7,900
Wisconsin Gen. Oblig.:
Series 2005 A:
0.17% 9/20/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2005 A:
0.17% 9/21/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 5,200	$ 5,200
Series 2006 A, 0.17% 9/21/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,939	4,939
TAN 2% 6/15/12	2,350	2,382
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Alexian Brothers Health Sys. Proj.) 0.2% tender 1/9/12, LOC JPMorgan Chase Bank, CP mode	2,000	2,000
Wisconsin Trans. Rev.:
Series 1997 A, 0.17% 9/21/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,935	11,935
Series 2006 A:
0.17% 9/21/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,000	3,000
0.31% 10/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		48,856
	Shares
Other - 10.4%
Fidelity Tax-Free Cash Central Fund, 0.16% (d)(e)	138,451,900	138,452
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,342,085)		1,342,085
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,874)
NET ASSETS - 100%		$ 1,337,211
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,200,000 or 0.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,300,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Gen. Oblig. Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.)	7/20/11	$ 2,300
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 191
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,203,633)	$ 1,203,633
Fidelity Central Funds (cost $138,452)	138,452
Total Investments (cost $1,342,085)		$ 1,342,085
Cash		241
Receivable for investments sold		1,000
Receivable for fund shares sold		1,873
Interest receivable		969
Distributions receivable from Fidelity Central Funds		16
Receivable from investment adviser for expense reductions		105
Other receivables		2
Total assets		1,346,291

Liabilities
Payable for investments purchased Regular delivery	$ 3,705
Delayed delivery	4,115
Payable for fund shares redeemed	928
Distributions payable	1
Accrued management fee	330
Other affiliated payables	1
Total liabilities		9,080

Net Assets		$ 1,337,211
Net Assets consist of:
Paid in capital		$ 1,337,139
Accumulated undistributed net realized gain (loss) on investments		72
Net Assets, for 1,335,522 shares outstanding		$ 1,337,211
Net Asset Value, offering price and redemption price per share ($1,337,211 ÷ 1,335,522 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Interest		$ 4,052
Income from Fidelity Central Funds		191
Total income		4,243

Expenses
Management fee	$ 6,494
Independent trustees' compensation	7
Total expenses before reductions	6,501
Expense reductions	(2,438)	4,063
Net investment income (loss)		180
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27
Net increase in net assets resulting from operations		$ 207

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 180	$ 306
Net realized gain (loss)	27	196
Net increase in net assets resulting from operations	207	502
Distributions to shareholders from net investment income	(180)	(306)
Distributions to shareholders from net realized gain	(97)	(139)
Total distributions	(277)	(445)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	339,274	613,977
Reinvestment of distributions	255	384
Cost of shares redeemed	(749,483)	(1,374,041)
Net increase (decrease) in net assets and shares resulting from share transactions	(409,954)	(759,680)
Total increase (decrease) in net assets	(410,024)	(759,623)

Net Assets
Beginning of period	1,747,235	2,506,858
End of period	$ 1,337,211	$ 1,747,235

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.007	.024	.034
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.007	.024	.034
Distributions from net investment income	- D	- D	(.007)	(.024)	(.034)
Distributions from net realized gain	- D	- D	- D	- D	-
Total distributions	- D	- D	(.007)	(.024)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.02%	.75%	2.44%	3.41%
Ratios to Average Net Assets B, C
Expenses before reductions	.43%	.43%	.48%	.43%	.43%
Expenses net of fee waivers, if any	.27%	.29%	.38%	.33%	.33%
Expenses net of all reductions	.27%	.29%	.36%	.26%	.24%
Net investment income (loss)	.01%	.01%	.79%	2.39%	3.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,337	$ 1,747	$ 2,507	$ 3,540	$ 3,474

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 1,342,085

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 73

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Tax-exempt Income	$ 180	$ 306
Long-term Capital Gains	97	139
Total	$ 277	$ 445

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. During the period this reimbursement reduced the Fund's expenses by $1,514.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $922.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $2.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity AMT Tax-Free Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity AMT Tax-Free Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity AMT Tax-Free Money Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also has worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011, $22,049, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,055.40	$ 2.85
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80
Fidelity Arizona Municipal Money Market Fund	.22%
Actual		$ 1,000.00	$ 1,000.10	$ 1.11**
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Arizona Municipal Money Market Fund would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.52 and $2.55, respectively.

Annual Report

Fidelity Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Arizona Municipal Income Fund	1.92%	4.35%	4.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Arizona Municipal Income Fund on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Despite an impressive second half, municipal bonds generated modest results during the year ending August 31, 2011. The Barclays Capital® Municipal Bond Index - a measure of more than 45,000 tax-exempt investment-grade fixed-rate bonds - returned 2.66%, lagging the 4.62% gain of the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index. In the first half, munis suffered losses in response to inflation concern, uncertainty surrounding tax policy, anticipated heavy new tax-exempt supply and late-2010 headlines forecasting an unprecedented wave of defaults among muni issuers. In the second half, munis rallied strongly because demand steadily rose as it became clear that widespread default predictions would prove unfounded and the fiscal health of issuers somewhat improved as revenues crept higher and expenses were slashed. Later, demand continued to improve as investors fled to bonds, unnerved by a dimming economic outlook in the U.S., unresolved debt woes in Europe and legislative wrangling over the U.S. federal debt ceiling. Even Standard & Poor's August 5 downgrade of the U.S. government's long-term sovereign credit rating didn't diminish demand for tax-exempt securities. Throughout the period, the supply of new muni issues remained historically low, as issuers reduced their borrowing to improve their financial position.

Comments from Kevin Ramundo, Portfolio Manager of Fidelity® Arizona Municipal Income Fund: For the 12-month period ending August 31, 2011, the fund returned 1.92%, while the Barclays Capital Arizona 4+ Year Enhanced Municipal Bond Index returned 2.59%. A combination of unfavorable yield-curve positioning, larger-than-index exposure to underperforming state-appropriated debt and an out-of-index stake in bonds issued in Puerto Rico more than offset the benefits of overweighting outperforming health care bonds and underweighting lagging prepaid gas bonds. In terms of yield-curve positioning - how the fund's investments were spread among various bond maturities - an underweighting in bonds with maturities in the eight- to 10-year range hurt because they outpaced longer-term bonds, in which the fund was overweighted. State-appropriated bonds came under some pressure due to concern about the state's fiscal health, while Puerto Rico bonds, which are free from federal and state income taxes, were hurt by concern over the U.S. territory's deteriorating fiscal situation. Health care bonds rallied sharply in recent months as investors sought higher-yielding securities. Prepaid gas bonds, which typically are backed by banks or other financial institutions and help utilities manage their energy bills by prepaying for supplies, lagged due to investors' concern about certain corporate-backed muni bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.8	21.6
Special Tax	18.0	16.9
Water & Sewer	15.6	14.6
Electric Utilities	15.1	14.8
Health Care	11.1	11.0
Weighted Average Maturity as of August 31, 2011
		6 months ago
Years	6.7	9.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	7.9	8.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
AAA 4.1%	AAA 3.4%
AA,A 75.0%	AA,A 78.6%
BBB 16.5%	BBB 12.8%
BB and Below 1.0%	BB and Below 1.0%
Not Rated 0.3%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2011

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount	Value
Arizona - 92.6%
Arizona Board of Regents Arizona State Univ. Rev. (Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,746,585
5.75% 7/1/23	250,000	287,775
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,255,254
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,095,970
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,805,607
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,119,850
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,360,909
5% 7/1/32	470,000	473,769
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,073,690
Series 2007 B, 0.974% 1/1/37 (b)	1,000,000	697,940
Series 2008 A, 5.25% 1/1/31	1,000,000	1,028,050
Series 2008 D, 6% 1/1/27	1,000,000	1,089,670
Series D, 5.375% 1/1/32	1,000,000	1,034,810
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,828,620
Series 2008:
5.5% 9/1/16	1,680,000	1,923,365
5.75% 9/1/22	1,000,000	1,108,310
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,073,440
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,137,560
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,273,911
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,041,150
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	400,000	445,896
Series 2008 A, 5% 7/1/33	1,000,000	1,054,840
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
(Wtr. Quality Proj.) Series 2006 A, 5% 10/1/23	500,000	548,915
Series 2009 A, 5% 10/1/29	1,000,000	1,087,770
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev.: - continued
Series 2010 A, 5% 10/1/30	$ 2,000,000	$ 2,179,420
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	528,335
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,442,387
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,135,946
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,271,569
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,603,753
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,127,120
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,037,847
Series 2005, 5% 12/1/35	1,000,000	853,760
Series 2007:
5% 12/1/27	1,000,000	903,800
5% 12/1/32	1,000,000	870,990
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,069,030
7% 7/1/33	1,000,000	1,053,720
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,773,345
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,086,560
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,799,933
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5% 7/1/16	1,000,000	1,114,740
Series 2009 A, 6% 7/1/39	1,000,000	1,043,600
Series A, 5.25% 7/1/32	1,000,000	1,003,400
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,014,950
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,000,000	3,076,620
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,117,920
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,009,710
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Mesa Util. Sys. Rev.:
Series 2011, 5% 7/1/35	$ 2,000,000	$ 2,102,880
5% 7/1/24 (FGIC Insured)	1,000,000	1,157,190
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	2,000,000	2,057,000
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,165,355
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,027,250
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,100,000	1,102,541
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,903,520
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	603,559
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,021,880
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,381,825
Series 2011 A, 5% 7/1/18	1,035,000	1,242,217
Series A, 5% 7/1/17	1,000,000	1,191,870
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,857,520
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	794,863
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,122,480
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,221,360
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,553,790
Series 2005:
5% 7/1/20	5,000,000	5,546,850
5% 7/1/29	1,750,000	1,841,088
Phoenix Gen. Oblig.:
Series B, 5.375% 7/1/20 (Pre-Refunded to 7/1/12 @ 100) (d)	445,000	463,770
5.375% 7/1/20	615,000	635,092
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	$ 735,000	$ 790,154
Series A, 5% 7/1/21 (AMBAC Insured)	910,000	956,292
Pima County Gen. Oblig. Series 2011, 5% 7/1/21	1,000,000	1,177,360
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,070,150
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,077,040
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,012,820
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,361,139
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	942,044
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,198,193
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B, 5% 1/1/31	1,995,000	2,045,633
Series 2005 A, 5% 1/1/35	3,000,000	3,093,720
Series 2006 A, 5% 1/1/37	5,690,000	5,863,260
Series 2008 A:
5% 1/1/24	1,075,000	1,193,315
5% 1/1/33	1,000,000	1,053,590
5% 1/1/38	3,400,000	3,543,650
Series 2010 B, 5% 12/1/26	2,000,000	2,263,580
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	2,892,690
Scottsdale Gen. Oblig. Series 2011, 5% 7/1/20	1,000,000	1,212,610
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	412,128
Series 2008 A:
5% 9/1/16	1,000,000	1,099,270
5% 9/1/23	355,000	362,338
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,138,799
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,299,458
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Sedona Excise Tax Rev.: - continued
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,052,780
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,640,480
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	85,000	87,844
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,324,561
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,115,640
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2004, 5.25% 7/1/15	1,000,000	1,063,140
Series 2005, 5% 7/1/16	1,305,000	1,348,665
Series 2011, 6% 7/1/39	1,000,000	1,002,100
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	302,157
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,074,965
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	165,000	180,002
Series 2008 A, 5% 6/1/22	1,315,000	1,460,715
Series 2009 A, 5% 6/1/39	1,000,000	1,046,930
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 6/3/13 (b)(c)	1,000,000	1,029,430
		148,494,653
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	511,660
Puerto Rico - 3.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	725,487
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	729,379
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2002 A, 5.5% 7/1/18	700,000	768,215
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,041,050
Series 2006 C, 5.25% 1/1/15 (c)	500,000	522,540
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (b)	200,000	216,488
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.: - continued
Series G, 5.25% 7/1/13	$ 315,000	$ 324,551
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	3,200,000	479,456
Series 2009 A, 6% 8/1/42	1,300,000	1,364,038
		6,171,204
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	301,374
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $151,757,744)	155,478,891
NET OTHER ASSETS (LIABILITIES) - 3.1%	4,898,772
NET ASSETS - 100%	$ 160,377,663
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	21.8%
Special Tax	18.0%
Water & Sewer	15.6%
Electric Utilities	15.1%
Health Care	11.1%
Education	8.8%
Others* (Individually Less Than 5%)	9.6%
100.0%
* Includes net other assets
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $241,334 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $151,757,744)		$ 155,478,891
Cash		4,026,280
Receivable for fund shares sold		43,916
Interest receivable		1,649,214
Other receivables		436
Total assets		161,198,737

Liabilities
Payable for investments purchased	$ 340,117
Payable for fund shares redeemed	187,576
Distributions payable	219,929
Accrued management fee	73,452
Total liabilities		821,074

Net Assets		$ 160,377,663
Net Assets consist of:
Paid in capital		$ 157,132,819
Undistributed net investment income		20,321
Accumulated undistributed net realized gain (loss) on investments		(496,624)
Net unrealized appreciation (depreciation) on investments		3,721,147
Net Assets, for 13,884,133 shares outstanding		$ 160,377,663
Net Asset Value, offering price and redemption price per share ($160,377,663 ÷ 13,884,133 shares)		$ 11.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2011
Investment Income
Interest		$ 6,899,044

Expenses
Management fee	$ 891,062
Independent trustees' compensation	612
Miscellaneous	566
Total expenses before reductions	892,240
Expense reductions	(2,849)	889,391
Net investment income (loss)		6,009,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(221,231)
Change in net unrealized appreciation (depreciation) on investment securities		(4,084,466)
Net gain (loss)		(4,305,697)
Net increase (decrease) in net assets resulting from operations		$ 1,703,956

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,009,653	$ 6,231,043
Net realized gain (loss)	(221,231)	261,192
Change in net unrealized appreciation (depreciation)	(4,084,466)	9,261,589
Net increase (decrease) in net assets resulting from operations	1,703,956	15,753,824
Distributions to shareholders from net investment income	(6,005,226)	(6,226,317)
Share transactions Proceeds from sales of shares	49,336,317	63,302,201
Reinvestment of distributions	3,411,126	3,632,180
Cost of shares redeemed	(72,271,481)	(47,321,565)
Net increase (decrease) in net assets resulting from share transactions	(19,524,038)	19,612,816
Redemption fees	2,402	7,644
Total increase (decrease) in net assets	(23,822,906)	29,147,967

Net Assets
Beginning of period	184,200,569	155,052,602
End of period (including undistributed net investment income of $20,321 and undistributed net investment income of $31,496, respectively)	$ 160,377,663	$ 184,200,569
Other Information Shares
Sold	4,364,280	5,576,691
Issued in reinvestment of distributions	301,275	318,847
Redeemed	(6,450,026)	(4,168,259)
Net increase (decrease)	(1,784,471)	1,727,279

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.12	$ 11.04	$ 11.13	$ 11.39
Income from Investment Operations
Net investment income (loss) B	.420	.416	.425	.419	.418
Net realized and unrealized gain (loss)	(.210)	.639	.112	(.054)	(.205)
Total from investment operations	.210	1.055	.537	.365	.213
Distributions from net investment income	(.420)	(.416)	(.425)	(.418)	(.418)
Distributions from net realized gain	-	-	(.033)	(.037)	(.055)
Total distributions	(.420)	(.416)	(.458)	(.455)	(.473)
Redemption fees added to paid in capital B	- D	.001	.001	- D	- D
Net asset value, end of period	$ 11.55	$ 11.76	$ 11.12	$ 11.04	$ 11.13
Total Return A	1.92%	9.69%	5.15%	3.33%	1.87%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.52%	.48%
Net investment income (loss)	3.71%	3.66%	3.97%	3.76%	3.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 160,378	$ 184,201	$ 155,053	$ 143,432	$ 129,125
Portfolio turnover rate	10%	10%	19%	22%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/11	% of fund's investments 2/28/11	% of fund's investments 8/31/10
1 - 7	87.5	80.3	90.3
8 - 30	4.0	3.0	3.6
31 - 60	1.0	3.0	1.0
61 - 90	0.0	0.0	0.0
91 - 180	4.3	10.8	0.9
>180	3.2	2.9	4.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/11	2/28/11	8/31/10
Fidelity Arizona Municipal Money Market Fund	21 Days	29 Days	20 Days
All Tax-Free Money Market Funds Average*	30 Days	28 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/11	2/28/11	8/31/10
Fidelity Arizona Municipal Money Market Fund	21 Days	29 Days	20 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Variable Rate Demand Notes (VRDNs) 81.8%	Variable Rate Demand Notes (VRDNs) 75.6%
Commercial Paper (including CP Mode) 5.0%	Commercial Paper (including CP Mode) 5.3%
Fidelity Municipal Cash Central Fund 5.7%	Fidelity Municipal Cash Central Fund 2.8%
Other Investments 7.4%	Other Investments 14.5%
Net Other Assets 0.1%	Net Other Assets 1.8%

* Source: iMoneyNet, Inc.

Current and Historical Seven-Day Yields
	8/29/11	5/30/11	2/28/11	11/29/10	08/30/10
Fidelity Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 29, 2011, the most recent period shown in the table, would have been -.27%.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
Arizona - 91.0%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.14% 9/7/11, LOC Lloyds TSB Bank PLC, VRDN (a)	$ 5,000,000	$ 5,000,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.13% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,700,000	4,700,000
Series 2008 C, 0.13% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	9,300,000	9,300,000
Series 2008 E, 0.17% 9/7/11, LOC Bank of America NA, VRDN (a)	6,600,000	6,600,000
Series 2008 F, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	4,485,000	4,485,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 2008 B, 0.2% 9/7/11, LOC Bank of America NA, VRDN (a)	13,950,000	13,950,000
Series 2009 F, 0.15% 9/7/11, LOC Citibank NA, VRDN (a)	20,700,000	20,700,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	3,770,000	3,770,000
Bonds:
(Banner Health Proj.) Series 2008 D, 5% 1/1/12	2,250,000	2,279,254
(Banner Health Sys. Proj.) Series 2008 A, 5% 1/1/12	1,185,000	1,203,581
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.26% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Arizona Trans. Board Excise Tax Rev. Bonds Series 2009, 4% 7/1/12	1,400,000	1,443,744
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.21% 9/7/11 (Liquidity Facility Deutsche Postbank AG) (a)(f)	8,000,000	8,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.48% 9/7/11, LOC Bank of America NA, VRDN (a)(d)	1,630,000	1,630,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.21% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(f)	4,770,000	4,770,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.15% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.22% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Cmnty. College District Bonds Series 2004, 5% 7/1/12	$ 100,000	$ 103,908
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.25% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.23% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) Series 2004, 0.22% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	3,100,000	3,100,000
(San Fernando Apts. Proj.) Series 2004, 0.22% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	3,800,000	3,800,000
(San Lucas Apts. Proj.) Series 2003, 0.22% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 0.22% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	7,000,000	7,000,000
(San Miguel Apts. Proj.) Series 2003, 0.22% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.22% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	14,200,000	14,200,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.25% 9/7/11, LOC Freddie Mac, VRDN (a)(d)	6,580,000	6,580,000
(Village Square Apts. Proj.) Series 2004, 0.24% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.22% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.22% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,800,000	3,800,000
Mesa Util. Sys. Rev.:
Bonds Series 2002, 5.75% 7/1/12	750,000	783,606
Participating VRDN Series ROC II R 11959X, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(f)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Series 2009, 0.14% 10/5/11, LOC Bank of America NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series Putters 3458, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,000,000	4,000,000
Series ROC II R 12311, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(f)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	$ 7,795,000	$ 7,795,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.29% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	100,000	100,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrance Apts. Proj.) Series 1999 A, 0.25% 9/7/11, LOC Freddie Mac, VRDN (a)	1,100,000	1,100,000
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	8,050,000	8,050,000
Series 2007 B, 0.2% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	20,800,000	20,800,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.23% 9/7/11, LOC Bank of America NA, VRDN (a)(d)	4,330,000	4,330,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.39% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	720,000	720,000
(Phoenix Expansion Proj.) Series 2002, 0.45% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,960,000	1,960,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.15% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	5,925,000	5,925,000
Pima County Gen. Oblig. Bonds Series 2009 A, 3% 7/1/12	5,000,000	5,114,749
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.23% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Series A, 0.23% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.21% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,760,000	3,760,000
PIMA County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 1.5% 6/1/12	3,500,000	3,530,291
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
(Salt River Proj.) Series 2002 C, 5% 1/1/12	2,000,000	2,031,812
5.125% 1/1/12 (Pre-Refunded to 1/1/12 @ 101) (e)	7,500,000	7,693,042
Participating VRDN:
Series EGL 06 14 Class A, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(f)	2,400,000	2,400,000
Series ROC II R 11712, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(f)	4,435,000	4,435,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series WF 09 40C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(f)	$ 3,300,000	$ 3,300,000
Series C:
0.15% 9/15/11, CP	3,500,000	3,500,000
0.15% 9/20/11, CP	3,500,000	3,500,000
0.15% 9/20/11, CP	5,000,000	5,000,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	11,125,000	11,125,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Healthcare Proj.) 5.8% 12/1/11 (Pre-Refunded to 12/1/11 @ 101) (e)	3,250,000	3,326,109
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.33% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000,000	4,000,000
Tempe Gen. Oblig. Bonds Series 2011 A, 4% 7/1/12	1,000,000	1,030,998
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.38% 9/7/11, LOC Bank of America NA, VRDN (a)	7,350,000	7,350,000
Tempe Transit Excise Tax Rev. Series 2006, 0.16% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	27,920,000	27,920,001
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 0.9% tender 9/8/11, CP mode	1,600,000	1,600,000
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.15% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	3,400,000	3,400,000
		348,390,770
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.55% tender 9/23/11, CP mode (d)	600,000	600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.7% tender 9/12/11, CP mode	1,100,000	1,100,000
North Carolina - 1.3%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.23% 9/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.24% 9/7/11, LOC RBS Citizens NA, VRDN (a)	$ 1,000,000	$ 1,000,000
Pennsylvania - 1.0%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.29% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,455,000	1,455,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.26% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	395,000	395,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.17% 9/7/11, LOC PNC Bank NA, VRDN (a)	2,145,000	2,145,000
		3,995,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.34% 9/7/11 (Liquidity Facility Bank of America NA) (a)(d)(f)	500,000	500,000
	Shares
Other - 5.7%
Fidelity Municipal Cash Central Fund, 0.19% (b)(c)	21,961,000	21,961,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $382,346,770)		382,346,770
NET OTHER ASSETS (LIABILITIES) - 0.1%		341,218
NET ASSETS - 100%		$ 382,687,988
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 45,862
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $65 of which $5 and $60 will expire in fiscal 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $360,385,770)	$ 360,385,770
Fidelity Central Funds (cost $21,961,000)	21,961,000
Total Investments (cost $382,346,770)		$ 382,346,770
Cash		139,895
Receivable for investments sold		870,136
Receivable for fund shares sold		2,473,509
Interest receivable		274,160
Distributions receivable from Fidelity Central Funds		4,328
Other receivables		723
Total assets		386,109,521

Liabilities
Payable for investments purchased	$ 1,000,000
Payable for fund shares redeemed	2,356,454
Distributions payable	42
Accrued management fee	65,031
Other affiliated payables	6
Total liabilities		3,421,533

Net Assets		$ 382,687,988
Net Assets consist of:
Paid in capital		$ 382,687,977
Accumulated undistributed net realized gain (loss) on investments		11
Net Assets, for 382,496,001 shares outstanding		$ 382,687,988
Net Asset Value, offering price and redemption price per share ($382,687,988 ÷ 382,496,001 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2011
Investment Income
Interest		$ 919,690
Income from Fidelity Central Funds		45,862
Total income		965,552

Expenses
Management fee	$ 1,777,750
Independent trustees' compensation	1,309
Total expenses before reductions	1,779,059
Expense reductions	(849,085)	929,974
Net investment income (loss)		35,578
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(15)
Net increase in net assets resulting from operations		$ 35,563

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,578	$ 36,196
Net realized gain (loss)	(15)	(65)
Net increase in net assets resulting from operations	35,563	36,131
Distributions to shareholders from net investment income	(35,625)	(36,176)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,224,027,384	1,139,546,855
Reinvestment of distributions	35,233	35,756
Cost of shares redeemed	(1,186,736,364)	(1,167,427,147)
Net increase (decrease) in net assets and shares resulting from share transactions	37,326,253	(27,844,536)
Total increase (decrease) in net assets	37,326,191	(27,844,581)

Net Assets
Beginning of period	345,361,797	373,206,378
End of period	$ 382,687,988	$ 345,361,797

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.006	.022	.032
Distributions from net investment income	(- )D	(-) D	(.006)	(.022)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.64%	2.25%	3.26%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.54%	.50%	.50%
Expenses net of fee waivers, if any	.26%	.33%	.53%	.50%	.50%
Expenses net of all reductions	.26%	.33%	.52%	.41%	.38%
Net investment income (loss)	.01%	.01%	.64%	2.20%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,688	$ 345,362	$ 373,206	$ 393,043	$ 340,848

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$ 151,754,483	$ 5,219,261	$ (1,494,853)	$ 3,724,408
Fidelity Arizona Municipal Money Market Fund	382,346,770	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$ 2,188	$ 14,873	$ -	$ (241,334)	$ 3,724,408
Fidelity Arizona Municipal Money Market Fund	93	-	-	(65)	-

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be August 31, 2012.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

August 31, 2011	Tax-exempt Income
Fidelity Arizona Municipal Income Fund	$ 6,005,226
Fidelity Arizona Municipal Money Market Fund	35,625
August 31, 2010	Tax-exempt Income
Fidelity Arizona Municipal Income Fund	$ 6,226,317
Fidelity Arizona Municipal Money Market Fund	36,176

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $15,960,532 and $35,023,200, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Annual Report

6. Committed Line of Credit - continued

The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 566

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $847,502.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 2,849
Fidelity Arizona Municipal Money Market Fund	1,583

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2011, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 11, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also has worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of each fund's income dividends were free from federal income tax, and 1.87% and 31.02% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's, respectively, income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

AZI/SPZ-UANN-1011
1.790910.108

Fidelity®

Municipal Money Market

Fund

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets,as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.21%	$ 1,000.00	$ 1,000.10	$ 1.06**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.15	$ 1.07**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been ..42% and the expenses paid in the actual and hypothetical examples above would have been $2.12 and $2.14 respectively.

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/11	% of fund's investments 2/28/11	% of fund's investments 8/31/10
1 - 7	83.3	85.0	87.1
8 - 30	5.2	4.5	3.5
31 - 60	4.0	3.5	2.9
61 - 90	1.9	0.9	1.6
91 - 180	2.3	4.4	1.5
> 180	3.3	1.7	3.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/11	2/28/11	8/31/10
Fidelity Municipal Money Market Fund	21 Days	18 Days	19 Days
All Tax-Free Money Market Funds Average*	30 Days	28 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/11	2/28/11	8/31/10
Fidelity Municipal Money Market Fund	21 Days	18 Days	20 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Variable Rate Demand Notes(VRDNs) 64.4%	Variable Rate Demand Notes (VRDNs) 66.8%
Commercial Paper (including CP Mode) 15.2%	Commercial Paper (including CP Mode) 11.0%
Tender Bonds 2.0%	Tender Bonds 1.1%
Municipal Notes 3.6%	Municipal Notes 4.4%
Fidelity Municipal Cash Central Fund 13.0%	Fidelity Municipal Cash Central Fund 14.7%
Other Investments 1.4%	Other Investments 1.8%
Net Other Assets 0.4%	Net Other Assets 0.2%

* Source: iMoneyNet, Inc.

Annual Report

Current and Historical Seven-Day Yields

	8/29/11	5/30/11	2/28/11	11/29/10	8/30/10
Fidelity Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money by investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 29, 2011, the most recent period shown in the table, would have been -0.19%.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 08 55C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	$ 23,555	$ 23,555
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	5,455	5,455
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.29% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.2% 9/7/11, VRDN (c)(f)	23,800	23,800
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 0.16% 9/7/11, LOC Nat'l. Australia Bank Ltd., VRDN (c)	16,500	16,500
Series 2011 B, 0.16% 9/7/11, LOC Australia & New Zealand Banking Group Ltd., VRDN (c)	4,075	4,075
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.16% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	25,165	25,165
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.18% 9/1/11, VRDN (c)(f)	2,500	2,500
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 B, 0.25% 9/7/11, LOC Bank of America NA, VRDN (c)	24,930	24,930
Washington County Indl. Dev. Auth. Idr (Sempra Energy Proj.) Series 2007, 0.15% 9/7/11, LOC UBS AG, VRDN (c)	9,165	9,165
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.18% 9/1/11, VRDN (c)(f)	7,500	7,500
		150,645
Alaska - 0.8%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.2% 9/7/11, LOC Union Bank of California, VRDN (c)	15,000	15,000
Anchorage Gen. Oblig.:
Series 2008 A, 0.2% 9/20/11, LOC U.S. Bank NA, Minnesota, CP (f)	20,000	20,000
Series A, 0.23% 12/9/11, LOC U.S. Bank NA, Minnesota, CP (f)	20,000	20,000
TAN 1.5% 12/29/11	27,000	27,105
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.16% 9/7/11, VRDN (c)	66,000	66,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev.: - continued
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.2% 9/7/11 (ConocoPhillips Guaranteed), VRDN (c)	$ 26,000	$ 26,000
Series 1994 C, 0.23% 9/7/11 (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
		177,105
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 F, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	14,100	14,100
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.21% 9/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	12,415	12,415
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.22% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.21% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,000	11,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) Series 2004, 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	10,700	10,700
(San Lucas Apts. Proj.) Series 2003, 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Series A2, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) Series 2004, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.22% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	$ 16,450	$ 16,450
Phoenix Civic Impt. Corp. Series 2009, 0.14% 10/5/11, LOC Bank of America NA, CP	20,000	20,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,000	2,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 B, 0.2% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	11,200	11,200
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	2,825	2,825
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series Putters 3242, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,300	4,300
Series Putters 3467, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series Putters 3708Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,280	7,280
Series C, 0.15% 9/15/11, CP	27,500	27,500
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.33% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	24,750	24,750
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 0.9% tender 9/8/11, CP mode	6,960	6,960
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.15% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	61,330	61,330
		340,610
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.58% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	675	675
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.26% 9/7/11, LOC Fannie Mae, VRDN (c)	7,315	7,315
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.23% 9/7/11, VRDN (c)(f)	34,400	34,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arkansas - continued
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.22% 9/7/11, LOC Bank of Tokyo-Mitsubishi, VRDN (c)	$ 8,000	$ 8,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.23% 9/7/11, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	95,000	95,000
Univ. of Arkansas Rev. Participating VRDN Series Putters 3693 Z, 0.23% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,300	5,300
		150,690
California - 4.5%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Miramar Apts. Proj.) Series 2000 A, 0.2% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	6,600	6,600
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 C, 0.15% 9/7/11, LOC Citibank NA, VRDN (c)	36,300	36,300
Series 2009 D, 0.15% 9/7/11, LOC Citibank NA, VRDN (c)	8,800	8,800
Acalanes Union High School District Participating VRDN Series WF11 85Z, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,155	10,155
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.15% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	3,600	3,600
Barclays Cap. Muni. Trust Receipts Bonds Series 2011 26U, 0.19%, tender 11/22/11 (Barclays Bank PLC Guaranteed) (a)	104,300	104,300
California Edl. Facilities Auth. Rev. Series U, 0.1% 10/21/11, CP	8,482	8,482
California Gen. Oblig.:
Series 2003 C3, 0.2% 9/7/11, LOC Citibank NA, VRDN (c)	41,000	41,000
Series 2003 C4, 0.2% 9/7/11, LOC Citibank NA, VRDN (c)	10,750	10,750
Series 2004 A8, 0.2% 9/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	14,100	14,100
Series 2004 A9, 0.2% 9/7/11, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (c)	33,500	33,500
Series B6, 0.2% 9/7/11, LOC Citibank NA, VRDN (c)	23,800	23,800
California Health Facilities Fing. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2011 D, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	30,300	30,300
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2007 B, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,375	8,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.: - continued
Series 2007 C:
0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 13,830	$ 13,830
0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,700	6,700
Series 2008 B:
0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	27,230	27,230
0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,190	2,190
Series 2008 C, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,275	4,275
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,600	4,600
Series 2002 J, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,225	2,225
Series 2003 H, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	21,800	21,800
Series 2003 M:
0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	28,900	28,900
0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,400	13,400
Series 2005 B1, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,785	10,785
Series 2005 D, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	24,145	24,145
Series 2006 F1, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,600	14,600
Series 2007 H, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2007 K, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	25,000	25,000
Series 2008 C, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	49,855	49,855
Series 2008 E, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,325	7,325
(Multifamily Hsg. Prog.) Series 2001 G, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,320	3,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California School Cash Reserve Prog. Auth. TRAN Series 2011 C, 2% 3/1/12	$ 12,010	$ 12,111
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.2% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	36,300	36,300
California Statewide Cmntys. Dev. Auth. Rev. (Motion Picture & Television Fund Proj.) Series 2001 A, 0.18% 9/7/11, LOC Northern Trust Co., VRDN (c)	7,100	7,100
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.16% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	28,700	28,700
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.15% 9/7/11, LOC Citibank NA, VRDN (c)	20,705	20,705
Elk Grove Unified School District Spl. Tax Participating VRDN Series Solar 06-80, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	9,545	9,545
Los Angeles Cmnty. College District Participating VRDN Series Putters 2864, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.2% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
Los Angeles County Gen. Oblig. TRAN Series 2012 C, 2.5% 6/29/12	42,500	43,233
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.19% 9/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,185	3,185
Los Angeles Gen. Oblig. Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)(h)	40,300	40,300
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.19% 9/7/11, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A2, 0.11% 9/1/11, LOC JPMorgan Chase Bank, CP	18,112	18,112
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series EGL 7 05 3003, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	40,000	40,000
Series 2008 G, 0.24% 9/7/11, LOC Bank of America NA, VRDN (c)	3,000	3,000
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	55,465	55,671
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.15% 9/7/11, LOC Union Bank of California, VRDN (c)	10,200	10,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	$ 34,200	$ 34,684
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36B, 0.16% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	12,310	12,310
Series 36C, 0.16% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	14,075	14,075
San Jose Multi-family Hsg. Rev. (Siena at Renaissance Square Proj.) Series 1996 A, 0.2% 9/7/11, LOC Key Bank NA, VRDN (c)(f)	8,000	8,000
Santa Cruz Redev. Agcy. Multi-family Rev. (1010 Pacific Ave. Apts. Proj.) Series B, 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	5,650	5,650
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 A, 0.14% 9/7/11, LOC Citibank NA, VRDN (c)	7,600	7,600
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.15% 9/7/11, LOC Union Bank of California, VRDN (c)	14,000	14,000
		1,046,308
Colorado - 1.8%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 0.26% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.26% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,100	3,100
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	38,265	38,265
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.22% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	21,595	21,595
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.32% 9/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	17,825	17,825
Participating VRDN Series BA 08 1090, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (c)(g)	7,450	7,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth.:
Series 2002 B3, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	$ 2,975	$ 2,975
Series 2002 C3, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,750	11,750
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Series 2002 AA, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	6,400	6,400
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.27% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	31,750	31,750
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	18,080	18,080
Series EGL 07 0040, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Series ROC II R 12312, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,700	3,700
Series WF 10 37C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,645	20,645
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.34% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,215	5,215
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.21% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	43,255	43,255
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.65% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	315	315
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.23% 9/7/11, LOC Bank of America NA, VRDN (c)	$ 11,250	$ 11,250
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.26% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		428,450
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Choate Rosemary Hall Proj.) Series D, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.19% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	14,110	14,110
		16,110
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.3% 9/1/11, VRDN (c)(f)	3,000	3,000
Series 1988, 0.3% 9/1/11, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.45% 9/7/11, VRDN (c)	4,500	4,500
Series 1994, 0.3% 9/1/11, VRDN (c)(f)	29,900	29,900
Series 1999 B, 0.53% 9/7/11, VRDN (c)(f)	9,900	9,900
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	12,400	12,400
		73,250
District Of Columbia - 1.8%
District of Columbia Gen. Oblig. Series 2008 C, 0.18% 9/7/11, LOC TD Banknorth, NA, VRDN (c)	13,800	13,800
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.27% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	2,940	2,940
District of Columbia Income Tax Rev. Bonds Series 2009 B, 4% 12/1/11	7,645	7,714
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.34% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,250	7,250
(George Washington Univ. Proj.) Series 1999 B, 0.17% 9/7/11, LOC Bank of America NA, VRDN (c)	42,350	42,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.17% 9/7/11, LOC Bank of America NA, VRDN (c)	$ 29,300	$ 29,300
Series 1998 A Tranche III, 0.17% 9/7/11, LOC Bank of America NA, VRDN (c)	18,325	18,325
(The AARP Foundation Proj.) Series 2004, 0.28% 9/7/11, LOC Bank of America NA, VRDN (c)	19,850	19,850
(The Phillips Collection Issue Proj.) Series 2003, 0.43% 9/7/11, LOC Bank of America NA, VRDN (c)	1,535	1,535
(Washington Drama Society, Inc. Proj.) Series 2008, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,350	12,350
Bonds:
(American Nat'l. Red Cross Proj.) Series 2000:
0.16% tender 9/6/11, LOC JPMorgan Chase Bank, CP mode	41,600	41,600
0.16% tender 12/8/11, LOC JPMorgan Chase Bank, CP mode	29,200	29,200
(Nat'l. Academy of Sciences Proj.):
0.13% tender 9/8/11, LOC Bank of America NA, CP mode	14,125	14,125
0.14% tender 9/7/11, LOC Bank of America NA, CP mode	30,000	30,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
ROC II R 11815, 0.26% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)(g)	6,000	6,000
Series BBT 2040, 0.24% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	9,920	9,920
Series BBT 2054, 0.24% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	10,150	10,150
Series DB 505, 0.26% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,515	7,515
Series DB 677, 0.26% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,770	7,770
Series DB 679, 0.26% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	10,000	10,000
Series Putters 1691, 0.26% 9/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)(g)	11,940	11,940
Series Putters 2855, 0.31% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,895	4,895
Series ROC II R 11798, 0.27% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)(g)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series 2003 D1, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 37,985	$ 37,985
Series 2009 D1, 0.26% 9/7/11, LOC Bank of America NA, VRDN (c)	4,950	4,950
Series 2011 A2, 0.19% 9/22/11, LOC JPMorgan Chase Bank, CP (f)	15,000	15,000
		411,464
Florida - 7.4%
Local Govt. Fin. Comm Series 2011 B1, 0.17% 10/3/11, LOC JPMorgan Chase Bank, CP (f)	4,000	4,000
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A:
0.14% tender 9/7/11, LOC Bank of America NA, CP mode	15,600	15,600
0.16% tender 10/4/11, LOC Bank of America NA, CP mode	25,000	25,000
Series 2008 B, 0.13% tender 9/6/11, LOC Bank of America NA, CP mode	17,400	17,400
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.23% 9/7/11, LOC Citibank NA, VRDN (c)(f)	10,785	10,785
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 0.25% 9/7/11, LOC Citibank NA, VRDN (c)(f)	6,600	6,600
(Sanctuary Apts Proj.) Series A, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	16,620	16,620
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.19% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	2,795	2,795
Cape Coral Gen. Oblig.:
0.13% 9/7/11, LOC Bank of America NA, CP	81,000	81,000
0.14% 9/6/11, LOC Bank of America NA, CP	56,041	56,041
0.2% 9/1/11, LOC Bank of America NA, CP	23,160	23,160
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	9,705	9,705
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.48% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	1,435	1,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Collier County Health Facilities Auth. Health Facilities Rev.:
(Moorings, Inc. Proj.) 0.19% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 6,800	$ 6,800
(Moorings, Inc. Proj.) 0.19% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	8,500	8,500
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.23% 9/7/11, LOC Citibank NA, VRDN (c)(f)	18,610	18,610
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	9,205	9,205
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series BA 08 1068, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (c)(g)	14,385	14,385
Series ROC II R 11884X, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	8,800	8,800
Series ROC II R 12017, 0.2% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,600	9,600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,000	15,000
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	11,900	11,900
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.18% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	5,570	5,570
(Banyan Bay Apts. Proj.) 0.18% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	8,850	8,850
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Clascona Groves Apts. Proj.) Series A, 0.19% 9/7/11, LOC Citibank NA, VRDN (c)(f)	8,900	8,900
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.19% 9/7/11, LOC Citibank NA, VRDN (c)(f)	5,500	5,500
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.26% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
(Hunters Run Apts. Proj.) Series G, 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	8,200	8,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Lynn Lake Apts. Proj.) Series B1, 0.24% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	$ 20,210	$ 20,210
(Mill Creek Apts. Proj.) 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,750	7,750
(Riverwalk I Apts. Proj.) Series 2008 E, 0.23% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.26% 9/7/11, LOC Citibank NA, VRDN (c)(f)	7,095	7,095
(Sterling Palms Apts. Proj.) Series F, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
(Victoria Park Apts. Proj.) Series 2002 J, 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)	8,920	8,920
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.26% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	7,400	7,690
5% 7/1/12	5,900	6,115
Florida Local Govt. Fin. Commission Auth. Rev. Series 2006 A, 0.14% 10/5/11, LOC Wells Fargo Bank NA, CP	3,839	3,839
Fort Myers Util. Sys. Rev. Series 2009, 0.27% 9/7/11, LOC Bank of America NA, VRDN (c)	38,470	38,470
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 F, 0.18% 9/7/11, LOC PNC Bank NA, VRDN (c)	17,280	17,280
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 0.22% 9/7/11, LOC Citibank NA, VRDN (c)(f)	11,205	11,205
(Grande Oaks Apts. Proj.) Series A, 0.26% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	8,680	8,680
(Meridian Pointe Apts. Proj.) 0.23% 9/7/11, LOC Citibank NA, VRDN (c)(f)	12,300	12,300
(Mobley Park Apts. Proj.) Series A, 0.26% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	7,790	7,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Morgan Creek Apts. Proj.) 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	$ 12,700	$ 12,700
(Royal Palm Key Apts. Proj.) 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 0.54% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	705	705
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.48% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Participating VRDN Series BA 09 1209X, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Series C1:
0.1% 9/19/11 (Liquidity Facility JPMorgan Chase Bank), CP	17,500	17,500
0.14% 9/19/11 (Liquidity Facility JPMorgan Chase Bank), CP	10,900	10,900
Series Three 2008 B4, 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,400	7,400
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 E, 0.2% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	10,210	10,210
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	9,400	9,400
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.2% tender 9/1/11, CP mode	20,300	20,300
Series 1994, 0.2% tender 9/1/11, CP mode	30,855	30,855
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.19% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	89,890	89,890
Lakeland Elec. & Wtr. Rev. Bonds Series 1999 A, 0% 10/1/11	8,420	8,416
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.3% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Lee Memorial Health Sys. Hosp. Rev.:
Series 2009 B, 0.18% 9/1/11, LOC Bank of America NA, VRDN (c)	11,600	11,600
Series 2009 C, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	6,545	6,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Liberty County Indl. Dev. Rev. (Georgia-Pacific Corp. Proj.) 0.3% 9/7/11, LOC BNP Paribas New York Branch, VRDN (c)(f)	$ 12,500	$ 12,500
Miami-Dade County Gen. Oblig. TAN Series 2011, 2% 1/27/12	144,000	145,057
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.23% 9/7/11, LOC Citibank NA, VRDN (c)(f)	16,205	16,205
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.33% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev. 0.23% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,500	7,500
Orange County Health Facilities Auth. Rev.:
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.17% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	9,000	9,000
(The Nemours Foundation Proj.) Series 2009 B, 0.23% 9/7/11, LOC Bank of America NA, VRDN (c)	40,600	40,600
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.23% 9/7/11, LOC Citibank NA, VRDN (c)(f)	13,195	13,195
(Glenn Millenia Proj.) Series 2001 C, 0.17% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,660	7,660
(West Point Villas Apts. Proj.) Series 2000 F, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.26% 9/7/11, LOC Bank of America NA, VRDN (c)	69,975	69,975
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.32%, tender 3/28/12 (c)	14,500	14,500
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	10,270	10,270
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	18,100	18,100
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.38% 9/7/11, LOC Bank of America NA, VRDN (c)	1,550	1,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.19% 9/7/11, LOC Northern Trust Co., VRDN (c)	$ 3,145	$ 3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	11,100	11,100
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.21% 9/7/11, LOC Bank of America NA, VRDN (b)(c)	1,000	1,000
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	7,940	7,940
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.56% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	970	970
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	33,705	33,705
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A2, 0.21% 9/7/11, LOC Northern Trust Co., VRDN (c)	15,750	15,750
(Suncoast Hospice Proj.) Series 2004, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	15,170	15,170
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	8,100	8,100
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,000	3,000
Series 2005 A2, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	49,620	49,620
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.18% 9/7/11, LOC Bank of America NA, VRDN (c)	42,470	42,470
Seminole County School District TAN Series 2010, 2% 9/28/11	15,000	15,018
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,100	13,100
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,489	4,489
Series Putters 2407, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	41,995	41,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN: - continued
Series ROC II R 11060, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 12,180	$ 12,180
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.) Series 2010 B, 0.21% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	35,000	35,000
Bonds Series 2011 A:
2% 9/1/11	14,500	14,500
5% 9/1/12	1,175	1,227
USF College of Medicine Health Facilities Series 2006 A1, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	21,960	21,960
USF Fing. Corp. Ctfs. of Prtn.:
(College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	14,475	14,475
Series 2007, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	21,880	21,880
		1,721,812
Georgia - 3.5%
Atlanta Arpt. Rev.:
Series 2010 A, 0.32% 10/6/11, LOC JPMorgan Chase Bank, CP (f)	33,500	33,500
Series 2010 A1:
0.18% 11/2/11, LOC JPMorgan Chase Bank, CP (f)	70,000	70,000
0.21% 11/9/11, LOC JPMorgan Chase Bank, CP (f)	7,625	7,625
Series 2010 B1:
0.21% 11/3/11, LOC Wells Fargo Bank NA, CP (f)	43,257	43,257
0.21% 11/3/11, LOC Wells Fargo Bank NA, CP (f)	20,000	20,000
0.27% 9/16/11, LOC Wells Fargo Bank NA, CP (f)	35,000	35,000
Series 2010 B2, 0.19% 11/3/11, LOC Wells Fargo Bank NA, CP	18,043	18,043
Atlanta Tax Allocation (Westside Proj.):
Series 2008, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	9,900	9,900
Series A, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	26,890	26,890
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.43% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	3,915	3,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.: - continued
(Collegetown at Harris Homes Phase I Proj.) 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	$ 7,230	$ 7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.19% 9/1/11, VRDN (c)(f)	5,000	5,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.34% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.17% 9/7/11, LOC Bank of America NA, VRDN (c)	30,000	30,000
(Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.17% 9/7/11, LOC Bank of America NA, VRDN (c)	45,000	45,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.24% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.28% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,850	13,850
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	16,470	16,470
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.29% 9/7/11, LOC Bank of America NA, VRDN (c)	39,500	39,500
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.21% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	9,360	9,360
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,650	7,650
Fulton County Wtr. & Swr. Rev. Participating VRDN Series Solar 06 51, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	12,850	12,850
Georgia Gen. Oblig.:
Bonds:
Series 2011 E1, 4% 7/1/12	16,665	17,181
Series 2011 F, 3% 12/1/11	8,280	8,337
Participating VRDN Series WF 08 12C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	13,840	13,840
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series 2011 L, 2% 4/1/12	7,050	7,116
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.22% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 6,460	$ 6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	11,235	11,235
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.2% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,185	4,185
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.23% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	2,450	2,450
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.24% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.23% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	69,640	69,640
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN Series Solar 08 0001, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,250	10,250
Series 2000 B, 0.16% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	15,000	15,000
Muni. Elec. Auth. of Georgia Bonds (Gen. Resolution Projs.) Series 1985 A, 0.2% tender 10/5/11, LOC Barclays Bank PLC, CP mode	11,550	11,550
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	9,325	9,325
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) 0.2% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	6,400	6,400
Participating VRDN Series WF 11 32C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,800	5,800
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Rosemont Apts. Proj.) 0.22% 9/7/11, LOC Freddie Mac, VRDN (c)	9,385	9,385
(Walton Centennial Proj.) Series A, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.95% 9/7/11, VRDN (c)(f)	57,400	57,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.23% 9/7/11, LOC Citibank NA, VRDN (c)(f)	$ 11,290	$ 11,290
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.23% 9/7/11, LOC Bank of America NA, VRDN (c)	7,250	7,250
		814,164
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.17% 9/7/11, LOC Bank of America NA, VRDN (c)	4,800	4,800
Series 2009 B, 0.16% 9/7/11, LOC Bank of America NA, VRDN (c)	10,500	10,500
Hawaii Gen. Oblig. Bonds Series CY, 5.5% 2/1/12	8,750	8,935
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.19% 9/7/11, LOC Freddie Mac, VRDN (c)	5,200	5,200
		29,435
Idaho - 0.5%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Single Family Mtg. Proj.) Series 2001 A, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,040	8,040
(Single Family Mtg. Proj.) Series 2001 E, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,535	5,535
Series 2000 F, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,560	5,560
Series 2001 B, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,025	4,025
Series 2001 C, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,820	7,820
Series 2001 D1, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,400	1,400
Series 2002 C, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,885	7,885
Series 2002, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,285	10,285
Series 2004 A, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,480	7,480
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc. Single Family Mtg.: - continued
Series 2006 G, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 7,330	$ 7,330
Series 2007 D, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,300	4,300
Series 2007 E, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	23,185	23,185
Series 2007 J1, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	30,000	30,000
Series A, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	2,550	2,550
		125,395
Illinois - 4.3%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.25% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	1,820	1,820
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.19% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	1,900	1,900
Chicago Board of Ed.:
Series 2009 A1, 0.16% 9/7/11, LOC BMO Harris Bank NA, VRDN (c)	10,200	10,200
Series 2009 A2, 0.21% 9/7/11, LOC Northern Trust Co., VRDN (c)	7,220	7,220
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.35% 9/7/11, LOC BMO Harris Bank NA, VRDN (c)(f)	2,900	2,900
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 2007, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	3,800	3,800
Series Solar 06 75, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,950	19,950
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters 3236, 0.25% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	5,050	5,050
Chicago Park District Gen. Oblig. Participating VRDN:
Series Putters 3842, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series ROC II R 11935, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.22% 9/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	93,680	93,680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Series 2004 A2, 0.22% 9/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	$ 51,770	$ 51,770
Series 2004 A3, 0.18% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	7,545	7,545
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.29% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 0.18% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,715	9,715
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 1.93% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 0.48% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	4,400	4,400
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.45% 9/7/11, LOC BMO Harris Bank NA, VRDN (c)(f)	678	678
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.35% 9/7/11, LOC BMO Harris Bank NA, VRDN (c)(f)	3,085	3,085
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.33% 9/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.2% 9/7/11, LOC BMO Harris Bank NA, VRDN (c)	1,950	1,950
(Field Museum of Natural History Proj.) Series 2000, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	18,500	18,500
Participating VRDN Series ROC II R 12278, 0.2% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,395	10,395
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.):
Series 2008 D, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	7,800	7,800
Series 2008 E, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	27,220	27,220
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.28% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,400	2,400
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.15% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	53,575	53,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 5,345	$ 5,345
(Museum of Science & Industry Proj.) Series 2009 D, 0.21% 9/7/11, LOC Northern Trust Co., VRDN (c)	16,000	16,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.16% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	8,395	8,395
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.14% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
(Provena Health Proj.):
Series 2009 C, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Series 2010 D, 0.16% 9/7/11, LOC Union Bank of California, VRDN (c)	18,550	18,550
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.18% 9/7/11, LOC Northern Trust Co., VRDN (c)	4,200	4,200
(Saint Xavier Univ. Proj.) Series 2008, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	7,275	7,275
Bonds (Advocate Health Care Proj.):
Series 2008 A1, 0.48%, tender 2/1/12 (c)	11,640	11,640
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,089
Series 2008 D, 4% 11/1/11	2,000	2,010
Participating VRDN:
Series BA 08 1137, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series BBT 08 33, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	5,010	5,010
Series DB 601, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	22,595	22,595
Series Putters 3174, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
Series Putters 3378, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.25% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Illinois Health Facilities Auth. Rev. Bonds Series 2003 C, 0.45%, tender 3/28/12 (c)	10,000	10,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,300	12,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Prairie Station Apts. Proj.) 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	$ 17,900	$ 17,900
(Valley View Apts. Proj.) 0.22% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	11,115	11,115
0.2% 9/7/11, LOC Freddie Mac, VRDN (c)	29,650	29,650
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.17% 9/7/11, LOC PNC Bank NA, VRDN (c)	51,700	51,700
Series 2007 A 2B, 0.16% 9/7/11, LOC BMO Harris Bank NA, VRDN (c)	42,400	42,400
Series 2007 A 2D, 0.22% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	24,800	24,800
Series 2007 A-2A, 0.22% 9/7/11, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	8,000	8,000
0.22% 9/7/11, LOC Citibank NA, VRDN (c)	69,000	69,000
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.37% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev.:
(Devonshire of Lisle Proj.) Series 1991, 0.21% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
(Four Lakes Phase V-Lisle) Series 1996, 0.24% 9/7/11, LOC Bank of America NA, VRDN (c)	20,000	20,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.21% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	20,000	20,000
Series Putters 3861, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,500	18,500
Series ROC II R 11880, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	7,500	7,500
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,300	2,300
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	23,100	23,100
Series 2008, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	27,000	27,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.43% 9/7/11, LOC Bank of America NA, VRDN (c)	6,100	6,100
		1,003,307
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 1.8%
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.26% 9/7/11, LOC PNC Bank NA, VRDN (c)(f)	$ 800	$ 800
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.15% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	14,950	14,950
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.24% 9/7/11, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,568	7,568
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.22% 9/7/11, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.2% 9/7/11, LOC Bank of America NA, VRDN (b)(c)(f)	18,000	18,000
Series 2009 A2, 0.2% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	23,000	23,000
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,550	11,550
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.22% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.25% 9/7/11, LOC Bank of America NA, VRDN (c)	10,000	10,000
Series 2008 I, 0.15% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,020	6,020
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.28% 9/7/11, LOC Bank of America NA, VRDN (c)	24,480	24,480
(Indiana Univ. Health Obligated Group Proj.) Series 2011 C, 0.14% 9/7/11, LOC Northern Trust Co., VRDN (c)	14,000	14,000
Indiana Fin. Auth. Rev.:
(Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 0.16% 9/7/11, VRDN (c)	36,425	36,425
Series 2008 E7, 0.14% 9/7/11, VRDN (c)	23,600	23,600
Indiana Health Facility Fing. Auth. Rev.:
Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (c)	22,500	22,811
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev.: - continued
Series 2003 E6, 0.16% 9/7/11, VRDN (c)	$ 13,000	$ 13,000
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.24% 9/7/11, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,160	6,160
Indianapolis Gas Util. Sys. Rev.:
Series 2001 A2, 0.75% 9/16/11, CP	25,000	25,000
0.75% 9/14/11, CP	25,000	25,000
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	13,435	13,435
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.33% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	7,900	7,900
RBC Muni. Prods, Inc. Trust Various States Participating VRDN Series RBC E 23, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada) (c)(g)	20,500	20,500
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		416,409
Iowa - 0.1%
Iowa Fin. Auth. Series 2005 C, 0.24% 9/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	9,175	9,175
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.23% 9/7/11, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	6,000	6,000
		18,275
Kansas - 0.4%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.3% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
Wichita Gen. Oblig. BAN Series 246, 0.375% 8/10/12	43,600	43,637
		85,137
Kentucky - 2.1%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.19% 9/7/11, VRDN (c)(f)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.2% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	$ 12,000	$ 12,000
Series 2006 B, 0.21% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	21,000	21,000
Series 2008 A, 0.24% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	34,947	34,947
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.21% 9/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.21% 9/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.21% 9/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.25% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.24% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.55% tender 9/23/11, CP mode (f)	31,000	31,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.28% tender 9/6/11, CP mode	9,600	9,600
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.2% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,400	9,400
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.2% 9/7/11, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	128,000	128,000
Series 2008 A2, 0.2% 9/7/11, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	33,625	33,625
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	9,700	9,700
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.24% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	13,880	13,880
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.22% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.22% 9/7/11, LOC Freddie Mac, VRDN (c)	$ 9,425	$ 9,425
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.19% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	6,450	6,450
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.22% 9/7/11, LOC PNC Bank NA, VRDN (c)(f)	11,000	11,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.28% tender 9/12/11, CP mode	19,800	19,800
Series A2, 0.55% tender 9/23/11, CP mode (f)	8,600	8,600
		494,847
Louisiana - 1.5%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.38% 9/7/11, LOC Bank of America NA, VRDN (c)	38,800	38,800
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.19% 9/7/11, VRDN (c)(f)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 2378, 0.21% 9/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	14,350	14,350
Series Putters 3806, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Series Solar 06 133, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	6,900	6,900
Louisiana Gen. Oblig. Bonds Series 2011 A, 2% 9/1/11	10,390	10,390
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.23% 9/7/11, LOC Freddie Mac, VRDN (c)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	22,275	22,275
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.22% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	23,580	23,580
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.19% 9/7/11, VRDN (c)(f)	1,000	1,000
Series 2009 A, 0.16% 9/7/11, VRDN (c)	33,000	33,000
0.19% 9/7/11, VRDN (c)(f)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(CommCare Corp. Proj.) Series 2008 A, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 3,700	$ 3,700
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.23% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,000	22,000
St. James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.17% 9/7/11, VRDN (c)	15,000	15,000
(NuStar Logistics LP Proj.):
Series 2010 B, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
Series 2010, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
Series 2011, 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	40,000	40,000
		358,680
Maine - 0.3%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.33% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.3% 9/7/11, LOC KBC Bank NV, VRDN (c)	14,300	14,300
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.25% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
		76,000
Maryland - 2.6%
Baltimore County Gen. Oblig.:
Series 2002 D, 0.15% 10/4/11 (Liquidity Facility BNP Paribas SA), CP	32,900	32,900
Series 2011:
0.14% 9/6/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	32,300	32,300
0.14% 9/7/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	32,300	32,300
0.15% 10/4/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	38,800	38,800
0.16% 11/2/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	25,900	25,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Metropolitan District Series 1995, 0.14% 9/9/11 (Liquidity Facility BNP Paribas SA), CP	$ 23,000	$ 23,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 0.16% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	15,305	15,305
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.19% 9/7/11, LOC Union Bank of California, VRDN (c)	48,250	48,250
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	28,300	28,300
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.25% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,300	22,300
Series 2008 B, 0.17% 9/7/11, LOC Bank of America NA, VRDN (c)	29,100	29,100
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.17% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	11,085	11,085
(Villa Julie College, Inc. Proj.) Series 2005, 0.26% 9/7/11, LOC Bank of America NA, VRDN (c)	58,115	58,115
Series E, 0.14% 9/7/11, LOC Bank of America NA, CP	25,000	25,000
Series F:
0.2% 9/6/11, LOC Bank of America NA, CP	20,000	20,000
0.2% 9/7/11, LOC Bank of America NA, CP	34,550	34,550
0.25% 9/6/11, LOC Bank of America NA, CP	20,000	20,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Series ROC II R 11437, 0.22% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	17,010	17,010
Montgomery County Gen. Oblig. Ctfs. of Prtn. Bonds Series 2010, 3% 5/1/12	3,060	3,111
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.17% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	33,660	33,660
Montgomery County Hsg. Opportunities Commission Multifamily Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.2% 9/7/11, LOC Bank of America NA, VRDN (c)	9,600	9,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.22% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 10,000	$ 10,000
Series 2008 C, 0.22% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,450	8,450
		597,491
Massachusetts - 0.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, 0.19% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	4,985	4,985
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.75% tender 9/14/11, CP mode (f)	24,400	24,400
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.7% tender 9/12/11, CP mode	8,000	8,000
Series 1993 A, 0.7% tender 9/14/11, CP mode	15,000	15,000
Series 1993 B:
0.75% tender 9/16/11, CP mode	1,350	1,350
0.75% tender 9/23/11, CP mode	5,900	5,900
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	31,500	31,500
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.35% tender 9/1/11, CP mode (f)	1,000	1,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.21% 9/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Series Clipper 06 11, 0.24% 9/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
		163,575
Michigan - 1.9%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.15% 9/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	8,100	8,100
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.19% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,800	5,800
Series 2011 IIB, 0.19% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	27,090	27,090
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev. RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	$ 46,300	$ 47,059
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	57,500	57,572
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 B1, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	13,210	13,210
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	11,300	11,500
(Trinity Health Sys. Proj.):
Series 2008 C, 0.11% tender 9/7/11, CP mode	43,500	43,500
Series B, 0.11% tender 9/7/11, CP mode	20,000	20,000
Series C, 0.31% tender 10/4/11, CP mode	27,500	27,500
Series 2008 C, 0.11% tender 9/7/11, CP mode	65,300	65,300
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	27,500	27,500
Michigan State Univ. Revs. Participating VRDN Series WF 11 33 C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	3,000	3,000
Univ. of Michigan Univ. Rev. Bonds Series 2003, 5% 4/1/12	2,080	2,136
Wayne County Arpt. Auth. Rev.:
0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
0.17% 9/7/11, LOC PNC Bank NA, VRDN (c)(f)	19,000	19,000
0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,360	16,360
		434,627
Minnesota - 0.4%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.26% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.3% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.3% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,000	2,000
Minnesota Gen. Oblig. Bonds 5% 10/1/11	13,850	13,903
Minnesota Office of Higher Ed. Series 2008 B, 0.19% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	9,300	9,300
Oak Park Heights Multi-Family Rev. 0.22% 9/7/11, LOC Freddie Mac, VRDN (c)	5,340	5,340
Richfield Multi-family Hsg. Rev. (Lynwood Partners, LLC Proj.) Series 2010, 0.21% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	11,230	11,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 0.36% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	$ 16,885	$ 16,885
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5% 1/1/12	2,660	2,699
St. Paul Port Auth. District Cooling Rev.:
Series 2009 12EE, 0.2% 9/7/11, LOC Deutsche Bank AG, VRDN (c)(f)	1,100	1,100
Series 2009 9BB, 0.35% 9/7/11, LOC Deutsche Bank AG, VRDN (c)	11,700	11,700
		90,482
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Omega Motion LLC Proj.) Series 1996, 0.34% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,000	1,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.21% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	6,000	6,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.28% 9/7/11, LOC Bank of America NA, VRDN (c)	14,000	14,000
Mississippi Gen. Oblig.:
Series 2007, 0.17% 9/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	1,000	1,000
0.2% 9/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	9,955	9,955
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.31% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2:
0.2%, tender 1/5/12 (c)(h)	11,810	11,810
0.2%, tender 1/5/12 (c)(h)	15,000	15,000
		66,365
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.21% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,350	9,350
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	12,300	12,300
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.26% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	13,900	13,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.24% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 7,300	$ 7,300
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.17% 9/7/11, LOC Bank of America NA, VRDN (c)	8,600	8,600
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Lutheran High School Assoc. Proj.) Series 2002, 0.2% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,140	3,140
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Cox Health Sys. Proj.) Series 2008 C, 0.18% 9/7/11, LOC Bank of America NA, VRDN (c)	28,000	28,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.17% 9/7/11, LOC Bank of America NA, VRDN (c)	23,970	23,970
Bonds:
(Cox Health Proj.) Series B, 0.23% tender 10/5/11, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
(CoxHealth Proj.) Series B:
0.14% tender 10/4/11, LOC Bank of Nova Scotia New York Branch, CP mode	7,000	7,000
0.14% tender 10/7/11, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
0.31% tender 10/4/11, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Participating VRDN Series Putters 2587, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,955	7,955
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.18% 9/7/11, LOC PNC Bank NA, VRDN (c)	14,075	14,075
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.13% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	9,875	9,875
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.18% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	28,300	28,300
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.26% 9/7/11, LOC Bank of America NA, VRDN (c)	5,000	5,000
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	30,250	30,250
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.15% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,165	9,165
		261,180
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.0%
Montana Board of Invt. Bonds Series 1998, 0.48%, tender 3/1/12 (c)	$ 11,565	$ 11,565
Nebraska - 1.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	53,300	53,300
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Lincoln Elec. Sys. Rev. Bonds Series 2002, 5% 9/1/12	5,000	5,236
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 C, 0.17% 9/7/11 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	128,195	128,195
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2011 A, 1.5% 1/1/12	9,645	9,683
Series A, 0.12% 9/6/11, CP	35,550	35,550
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,700	19,700
Omaha Pub. Pwr. District Elec. Rev.:
Series A:
0.13% 10/4/11, CP	14,000	14,000
0.16% 9/20/11, CP	15,000	15,000
0.16% 12/8/11, CP	15,000	15,000
0.19% 9/16/11, CP	5,000	5,000
0.12% 11/3/11, CP	14,000	14,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.16% 9/7/11 (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(f)	5,400	5,400
		329,064
Nevada - 2.3%
Clark County Arpt. Rev.:
Series 2008 C1, 0.19% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	101,750	101,750
Series 2008 D 2A, 0.16% 9/7/11, LOC Citibank NA, VRDN (c)	45,200	45,200
Series 2008 D 2B, 0.16% 9/7/11, LOC Royal Bank of Canada, VRDN (c)	57,800	57,800
Series 2008 D1, 0.16% 9/7/11, LOC Citibank NA, VRDN (c)	15,800	15,800
Series 2008 D3, 0.17% 9/7/11, LOC Bank of America NA, VRDN (c)	33,700	33,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2011 B1, 0.19% 9/7/11, LOC Citibank NA, VRDN (c)(f)	$ 18,000	$ 18,000
Series 2011 B2, 0.18% 9/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	15,000	15,000
Clark County Fuel Tax:
Participating VRDN:
Series BA 08 1171, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (c)(g)	9,765	9,765
Series Putters 3158, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Series 2008 A, 0.2% 9/7/11, LOC BNP Paribas SA, CP	8,000	8,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.26% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	45,100	45,100
Series 2009 A, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.17% 9/7/11, LOC Union Bank of California, VRDN (c)	17,600	17,600
Clark County School District Bonds Series 2003 D, 5.5% 6/15/12	7,165	7,459
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	14,000	14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.21% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	21,700	21,700
(Republic Svcs., Inc. Proj.) 0.37% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.2% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
North Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 89, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	30,415	30,415
Reno Cap. Impt. Rev. Series 2005 A, 0.23% 9/7/11, LOC Bank of America NA, VRDN (c)	13,335	13,335
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A:
0.14% 10/6/11, LOC Lloyds TSB Bank PLC, CP	7,600	7,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Truckee Meadows Wtr. Auth. Wtr. Rev.: - continued
Series 2006 A:
0.18% 9/7/11, LOC Lloyds TSB Bank PLC, CP	$ 5,700	$ 5,700
Series 2006 B, 0.16% 9/15/11, LOC Lloyds TSB Bank PLC, CP	27,100	27,100
		546,044
New Hampshire - 0.6%
Manchester Arpt. Rev. Series 2008, 0.25% 9/7/11, LOC RBS Citizens NA, VRDN (c)(f)	14,915	14,915
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.58% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.75% tender 9/6/11, CP mode (f)	5,900	5,900
Series 1990 B, 0.75% tender 9/16/11, CP mode	19,800	19,800
Series A1, 0.35% tender 9/1/11, CP mode (f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.3% 9/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,650	1,650
New Hampshire Health & Ed. Facilities Auth. Rev. (Frisbie Memorial Hosp. Proj.) Series 2006, 0.19% 9/7/11, LOC TD Banknorth, NA, VRDN (c)	11,500	11,500
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.17% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
Rockingham County TAN 1% 12/22/11	18,000	18,044
		145,609
New Jersey - 0.3%
Burlington County Gen. Oblig. BAN:
Series 2011 A, 1.5% 5/24/12	15,654	15,783
1.5% 9/8/11	21,972	21,976
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev. Bonds (Keystone Urban Renewal Proj.) Series 1992, 0.35% tender 9/7/11, LOC BNP Paribas SA, CP mode (f)	$ 21,875	$ 21,875
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.23% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
		67,234
New Mexico - 0.9%
New Mexico Edl. Assistance Foundation:
Series 2003 A2, 0.2% 9/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	4,900	4,900
Series 2004 A1, 0.2% 9/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	1,200	1,200
Series 2004 A2, 0.2% 9/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	17,090	17,090
Series 2004 A3, 0.2% 9/7/11, LOC Royal Bank of Canada, VRDN (c)(f)	22,500	22,500
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	138,600	138,600
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	4,495	4,495
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 0.21% 9/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	9,990	9,990
		198,775
New York - 3.6%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.19% 9/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,240	6,240
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series 2004 A2, 0.24% 9/7/11, LOC Bank of America NA, VRDN (c)	29,000	29,000
Series 2008 J11, 0.3% 9/7/11 (Liquidity Facility KBC Bank NV), VRDN (c)	45,700	45,700
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Villa Avenue Apts. Proj.) Series 2006 A, 0.16% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Courtland Avenue Apts. Proj.) Series A, 0.17% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	4,905	4,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(East 165th Street Proj.) Series A, 0.18% 9/7/11, LOC Citibank NA, VRDN (c)(f)	$ 7,665	$ 7,665
(Morris Ave. Apts. Proj.) Series A, 0.16% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(State Renaissance Court Proj.) Series A, 0.16% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(One Columbus Place Dev. Proj.) Series A, 0.15% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Rivereast Apts. Proj.) Series A, 0.16% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West End Towers Proj.) Series 2004 A, 0.15% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
New York City Hsg. Dev. Corp. Residential Rev. (Montefiore Med. Ctr. Proj.) Series 1993 A, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.26% 9/7/11, LOC Bank of America NA, VRDN (c)	11,165	11,165
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
EGL 09 46A, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,430	13,430
Series BBT 08 15, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	25,585	25,585
Series Putters 3496Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,000	8,000
Series ROC II R 10381, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,070	4,070
Series ROC II R 12262, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	24,000	24,000
Series FF, 0.21% 9/1/11 (Liquidity Facility KBC Bank NV), VRDN (c)	2,500	2,500
New York City Transitional Fin. Auth. Rev. Series 2003 1E, 0.17% 9/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	13,425	13,425
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.26% 9/7/11, LOC Bank of America NA, VRDN (c)	4,000	4,000
Participating VRDN:
Series EGL 07 0066, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series ROC II R 11535, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 3,590	$ 3,590
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.17% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.16% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
Series 2001 A, 0.16% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(1500 Lexington Avenue Proj.):
Series 2004 A, 0.16% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Series A, 0.16% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	33,600	33,600
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.15% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.15% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	13,495	13,495
(320 West 38th Street Hsg. Proj.) Series 2008 A, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	14,000	14,000
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.17% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.17% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	59,000	59,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.17% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	4,100	4,100
(Chelsea Apts. Proj.) Series A, 0.16% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	40,500	40,500
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.17% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	16,400	16,400
(Helena Hsg. Proj.) Series 2003 A, 0.17% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.15% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.23% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	13,500	13,500
(South Cove Plaza Proj.) Series A, 0.16% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	3,000	3,000
(West 20th Street Proj.) Series A:
0.17% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	24,475	24,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 20th Street Proj.) Series A:
0.17% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	$ 41,500	$ 41,500
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.16% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	23,000	23,000
0.16% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	35,500	35,500
(West 38th Street Hsg. Proj.) Series A, 0.16% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
New York Metropolitan Trans. Auth. Rev.:
Series 2, 0.14% 9/7/11, LOC Citibank NA, CP	16,800	16,800
Series 2005 E2, 0.3% 9/7/11, LOC BNP Paribas New York Branch, VRDN (c)	35,000	35,000
New York Pwr. Auth.:
Bonds 0.32%, tender 9/1/11 (c)	22,600	22,600
Series 1, 0.2% 10/5/11, CP	5,035	5,035
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C1, 0.16% 9/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	16,800	16,800
New York State Gen. Oblig. Bonds Series 2011 C, 5% 9/1/11	11,775	11,775
		836,265
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.26% 9/7/11 (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,450
North Carolina - 1.4%
Board of Governors of the Univ. of North Carolina Series D:
0.12% 10/5/11, CP	14,900	14,900
0.16% 10/17/11, CP	10,000	10,000
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, 0.2% 9/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	4,250	4,250
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.29% 9/7/11, LOC Bank of America NA, VRDN (c)	47,000	47,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.24% 9/1/11, VRDN (c)(f)	$ 4,000	$ 4,000
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.29% 9/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.23% 9/7/11, VRDN (c)	2,300	2,300
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,330	4,330
Series 2011, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.) Series 2006, 0.18% 9/7/11, LOC Bank of America NA, VRDN (c)	1,000	1,000
Participating VRDN:
Series GS 08 9TP, 0.21% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	14,615	14,615
Series ROC II R 11850, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 15 C, 0.18% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,730	3,730
Series 16C, 0.18% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,255	15,255
Series 17 C, 0.18% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,580	18,580
Series 18 C, 0.18% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,000	18,000
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn.:
Bonds Series A, 5% 2/1/12	3,675	3,745
Participating VRDN Series BA 08 1073, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (c)(g)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.22% 9/7/11, LOC Bank of America NA, VRDN (c)	24,580	24,580
(Wake Forest Univ. Proj.) Series 2008 C, 0.29% 9/7/11, LOC Bank of America NA, VRDN (c)	9,580	9,580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
Participating VRDN Series ROC II R 11808, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 1,365	$ 1,365
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.19% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Series 2008 B, 0.22% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	8,805	8,805
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series WF 11-19C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,000	9,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.24% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	10,855	10,855
0.24% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.34% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,700	2,700
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	21,000	21,000
		319,400
North Dakota - 0.3%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.36% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	58,000	58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.3% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	2,255	2,255
		60,255
Ohio - 2.4%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.18% 9/1/11, LOC JPMorgan Chase Bank, VRDN (c)	7,400	7,400
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.23% 9/7/11, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	5,600	5,600
Series 2000, 0.21% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	28,700	28,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.2% 9/7/11, LOC Bank of New York, New York, VRDN (c)	$ 27,700	$ 27,700
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	33,100	33,100
Lancaster Port Auth. Gas Rev. 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	72,020	72,020
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.28% 9/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	28,200	28,200
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.19% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,600	7,600
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.16% 9/7/11, LOC PNC Bank NA, VRDN (c)	5,100	5,100
(Ohio Northern Univ. Proj.) Series 2008 A, 0.24% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	17,120	17,120
Bonds (Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.25% tender 12/7/11, CP mode	7,200	7,200
0.34% tender 10/6/11, CP mode	10,000	10,000
0.35% tender 9/8/11, CP mode	18,650	18,650
0.35% tender 9/15/11, CP mode	12,400	12,400
Series 2008 B6:
0.25% tender 12/7/11, CP mode	8,600	8,600
0.34% tender 10/6/11, CP mode	8,800	8,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2007 E, 0.32% 9/7/11 (Liquidity Facility KBC Bank NV), VRDN (c)(f)	75,200	75,200
Series B, 0.16% 9/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	16,490	16,490
Participating VRDN Series Putters 1334, 0.31% 9/7/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	5,925	5,925
Series H, 0.32% 9/7/11 (Liquidity Facility KBC Bank NV), VRDN (c)(f)	25,940	25,940
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.42% 9/7/11, LOC RBS Citizens NA, VRDN (c)(f)	3,400	3,400
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 I, 0.19% 9/7/11 (Liquidity Facility Citibank NA), VRDN (c)(f)	24,800	24,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Series 2008 B, 0.16% 9/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	$ 40,000	$ 40,000
Ohio Major New State Infrastructure Rev. Bonds Series 2010-3, 2.5% 12/15/11	23,000	23,139
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.22% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.22% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	21,700	21,700
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.35% 9/7/11, LOC RBS Citizens NA, VRDN (c)	7,700	7,700
		556,884
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.19% 9/7/11, VRDN (c)(f)	2,500	2,500
Series 2002, 0.19% 9/7/11, VRDN (c)(f)	20,000	20,000
0.19% 9/7/11, VRDN (c)(f)	6,000	6,000
(Shawnee Fdg. LP Proj.) Series 1996, 0.23% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	4,700	4,700
Univ. Hospitals Trust Rev. Series 2005 A, 0.21% 9/7/11, LOC Bank of America NA, VRDN (c)	5,250	5,250
		38,450
Oregon - 0.7%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.):
Series 2008 A, 0.14% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,000	5,000
Series 2008 C, 0.14% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,000	3,000
Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.2% tender 10/4/11, CP mode	12,500	12,500
Series 2003 E:
0.14% tender 10/17/11, CP mode	8,000	8,000
0.2% tender 10/4/11, CP mode	6,000	6,000
Series F, 0.15% tender 12/2/11, CP mode	10,000	10,000
0.34% tender 10/4/11, CP mode	8,000	8,000
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.28% 9/7/11, LOC PNC Bank NA, VRDN (c)(f)	1,780	1,780
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 3,615	$ 3,615
Oregon Health and Science Univ. Spl. Rev. Series 2009 B2, 0.18% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,630	1,630
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.22% 9/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,555	6,555
Port of Portland Arpt. Rev.:
Series 2009 A1, 0.23% 9/7/11, LOC Bank of America NA, VRDN (c)	3,000	3,000
Series Eighteen A, 0.15% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	7,645	7,645
Series Eighteen B, 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,200	10,200
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 0.21% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.27% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	2,925	2,925
(New Columbia - Trouton Proj.) 0.24% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	6,010	6,010
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.24% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.2% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,000	6,000
Series 2008 C, 0.16% 9/7/11, LOC Bank of America NA, VRDN (c)	25,000	25,000
Salem-Keizer School District #24J Participating VRDN Series WF 09 4Z, 0.2% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	15,705	15,705
		159,465
Pennsylvania - 2.2%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	9,600	9,600
Series 2005 B, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	7,905	7,905
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.18% 9/7/11, LOC PNC Bank NA, VRDN (c)	25,215	25,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.29% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 22,725	$ 22,725
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.26% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	23,685	23,685
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.24% 9/7/11, LOC Bank of America NA, VRDN (b)(c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.17% 9/1/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	20,100	20,100
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Series Putters 3490Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	8,645	8,645
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.29% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,855	12,855
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.22% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 D5, 0.25% 9/7/11, LOC PNC Bank NA, VRDN (c)(f)	900	900
Series 1997 B4, 0.34% 9/7/11, LOC PNC Bank NA, VRDN (c)(f)	200	200
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.22% 9/7/11, LOC Citibank NA, VRDN (c)(f)	2,500	2,500
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.19% 9/7/11 (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (c)	27,050	27,050
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Series Putters 3352Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,775	3,775
Pennsylvania Higher Edl. Facilities Auth. Rev. (California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.26% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	23,775	23,775
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2004 83B, 0.16% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 3,300	$ 3,300
Series 2004 84D, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,060	10,060
Series 2004 85C, 0.16% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,145	13,145
Series 2005 90C, 0.16% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,925	20,925
Series 2005 97C, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,750	1,750
Series 2005-87 C, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,850	15,850
Series 2005-91B, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,800	1,800
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	26,480	26,480
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series 2011 B, 0.23% 4/1/12 (c)	15,475	15,475
Philadelphia Arpt. Rev. Series 2005 C, 0.16% 9/7/11, LOC TD Banknorth, NA, VRDN (c)(f)	24,380	24,380
Philadelphia Auth. for Indl. Dev. Rev. (William Penn Charter School Proj.) Series 2008, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (c)	3,400	3,400
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.18% 9/7/11, LOC PNC Bank NA, VRDN (c)	6,650	6,650
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	75,865	75,865
Eighth Series E, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	16,500	16,500
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.17% 9/7/11, VRDN (c)	11,865	11,865
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.19% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,400	2,400
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2011, 2% 6/18/12	27,400	27,764
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Washington County Hosp. Auth. Rev.:
(Monongeahela Valley Hosp. Proj.) Series 2011 A, 0.18% 9/7/11, LOC PNC Bank NA, VRDN (c)	$ 2,540	$ 2,540
(Washington Hosp. Proj.) Series 2007 B, 0.21% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,750	4,750
		516,174
Rhode Island - 0.4%
East Greenwich Gen. Oblig. BAN 1.5% 2/15/12	11,000	11,050
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.18% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	13,000	13,000
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.) Series 2008 A, 0.22% 9/7/11, LOC Bank of America NA, VRDN (c)	5,700	5,700
(Roger Williams Univ. Proj.) Series 2008 B, 0.21% 9/7/11, LOC Bank of America NA, VRDN (c)	15,100	15,100
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 0.56% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.16% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000	10,000
Series 2008 B2, 0.16% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,000	20,000
Series 2008 B3, 0.16% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	18,000	18,000
Series 2008 B4, 0.16% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	7,000	7,000
		104,850
South Carolina - 1.6%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (c)(g)	14,650	14,650
Charleston Wtrwks. & Swr. Rev. Series A, 0.29% 9/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	23,410	23,410
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.29% 9/7/11, VRDN (c)(f)	8,100	8,100
Florence City School District BAN Series 2011, 1.5% 7/12/12	19,000	19,199
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	10,165	10,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.22% 9/1/11, VRDN (c)	$ 16,400	$ 16,400
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011B, 0.17% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	23,250	23,250
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2011 C, 1% 3/1/12 (b)	70,865	71,129
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Converse College Proj.) Series 2009, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.2% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,170	2,170
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.17% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	3,355	3,355
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 0.34% 9/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	700	700
(Bon Secours Health Sys. Proj.) Series 2008 D, 0.15% 9/7/11, LOC Citibank NA, VRDN (c)	8,600	8,600
(Carolina Piedmont Foundation Proj.) 0.35% 9/7/11, LOC Bank of America NA, VRDN (c)	5,410	5,410
(Giant Cement Holding, Inc. Proj.) 0.24% 9/7/11, LOC Citibank NA, VRDN (c)(f)	2,000	2,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.25% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	14,000	14,000
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/12	4,000	4,066
Participating VRDN:
Series ROC II R 11426, 0.22% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,970	9,970
Series ROC II R 11528, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	17,820	17,820
Series 2010 A:
0.17% 11/3/11, CP	6,163	6,163
0.18% 9/1/11, CP	12,730	12,730
0.18% 9/1/11, CP	25,000	25,000
0.19% 9/1/11, CP	841	841
Series 2010 B:
0.17% 11/3/11, CP	4,844	4,844
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2010 B:
0.19% 9/1/11, CP	$ 18,420	$ 18,420
0.26% 9/2/11, CP	2,936	2,936
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.65% tender 9/1/11, CP mode	23,150	23,150
		364,478
South Dakota - 0.3%
South Dakota Conservancy District Rev. BAN Series 2010, 1.75% 9/30/11	54,330	54,390
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.26% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
		60,890
Tennessee - 1.3%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.18% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,200	4,200
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.35% 9/7/11, LOC Bank of America NA, VRDN (c)	1,620	1,620
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.21% 9/7/11, LOC Bank of America NA, VRDN (c)	10,425	10,425
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 B, 0.15% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,000	9,000
Series 2011 B, 0.17% 9/7/11, LOC Bank of America NA, VRDN (c)	38,000	38,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.21% 9/7/11, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.26% 9/7/11, LOC Rabobank Nederland, VRDN (c)(f)	42,100	42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.22% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.35% 9/7/11, LOC Bank of America NA, VRDN (c)	$ 22,300	$ 22,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.26% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)(f)	12,600	12,600
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
(Trezevant Manor Proj.):
Series 2007 B, 0.23% 9/7/11, LOC Bank of America NA, VRDN (c)	5,610	5,610
Series A, 0.23% 9/7/11, LOC Bank of America NA, VRDN (c)	36,125	36,125
Bonds (Baptist Memorial Health Care Proj.) Series 2004 A, 2.5% 9/1/11	7,830	7,830
		302,885
Texas - 13.0%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.23% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	33,575	33,575
Series 2005 2, 0.23% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,250	16,250
Series 2005 4, 0.22% 9/7/11, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	39,000	39,000
Austin Elec. Util. Sys. Rev. Series A:
0.15% 9/8/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	15,350	15,350
0.18% 9/8/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	101,771	101,771
0.21% 9/16/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,750	11,750
0.22% 9/8/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	37,694	37,694
Austin Gen. Oblig. Bonds:
Series 2010 A, 3% 9/1/11	4,885	4,885
Series 2011 A, 2.25% 9/1/12 (b)	8,400	8,552
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.2% 9/7/11, LOC Bank of Tokyo-Mitsubishi, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	12,900	12,900
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.24% 9/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,875	18,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2008 A:
0.13% 10/18/11, CP	$ 21,000	$ 21,000
0.13% 10/18/11, CP	20,000	20,000
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.33% 9/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	20,000	20,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 0.29% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.29% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
0.29% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.24% 9/7/11, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.27% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	30,000	30,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.25% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	7,330	7,330
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	17,260	17,260
Dallas County Gen. Oblig. Bonds 2% 2/15/12	4,870	4,905
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.25% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,380	7,380
Dallas North Texas Tollway Auth. Series 2010 A1, 0.13% 9/6/11, LOC Bank of America NA, CP	6,730	6,730
Dallas Wtr. & Swr. Sys. Rev. Series C, 0.18% 12/29/11, CP	5,500	5,500
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	15,605	15,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton Independent School District Participating VRDN Series Putters 2603, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 7,375	$ 7,375
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,865	19,865
Franklin Independent School District Bonds Series A, 5% 2/15/12 (Permanent School Fund of Texas Guaranteed)	1,500	1,532
Frisco Gen. Oblig. Participating VRDN Series ROC II R 11909, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,080	4,080
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,600	13,600
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Granbury Independent School District Bonds Series 1999, 0% 8/1/12 (Permanent School Fund of Texas Guaranteed)	2,625	2,617
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.22% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,200	35,200
Series 1993 B:
0.22% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
0.22% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	17,000	17,000
Series 1995 B, 0.22% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	27,000	27,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.22% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	24,750	24,750
Series 2000 A, 0.22% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.32% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.27% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 18,300	$ 18,300
Series 2008 D1, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (c)	27,400	27,851
Participating VRDN:
Series RBC E 18, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada) (c)(g)	11,000	11,000
Series ROC II R 10360, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	14,345	14,345
Series ROC II R 718 PB, 0.25% 9/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,745	8,745
Series A, 0.17% 9/20/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,450	5,450
Series C, 0.2% 9/15/11 (Liquidity Facility Bank of America NA), CP	10,000	10,000
Series D, 0.17% 9/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	15,385	15,385
TAN Series 2011, 1.5% 2/29/12	32,400	32,612
Harris County Health Facilities Dev. Corp. Hosp. Rev. Bonds (Memorial Hosp. Sys. Proj.) Series 1998, 5.5% 6/1/12	5,295	5,495
Harris County Hosp. District Rev. Series 2010, 0.21% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	14,900	14,900
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	6,615	6,615
(Louetta Village Apts. Proj.) 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	6,785	6,785
(Primrose Aldine Bender Apt. Proj.) 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,710	7,710
(Primrose at Bammel Apts. Proj.) 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	8,380	8,380
(Quail Chase Apts. Proj.) Series 1999, 0.24% 9/7/11, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	12,550	12,550
Harris County Metropolitan Trans. Auth.:
Series A1:
0.15% 10/5/11 (Liquidity Facility JPMorgan Chase Bank), CP	34,300	34,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.: - continued
Series A1:
0.16% 10/5/11 (Liquidity Facility JPMorgan Chase Bank), CP	$ 10,000	$ 10,000
Series A3:
0.12% 9/26/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	10,000	10,000
0.15% 9/21/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.15% 9/28/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	10,000	10,000
0.16% 10/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.27% 9/7/11, LOC Bank of America NA, VRDN (c)	41,000	41,000
Houston Gen. Oblig. Series A, 0.23% 9/2/11, LOC Union Bank of California, CP	23,100	23,100
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
(Rice Univ. Proj.) Series 2006 A, 0.16% 9/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	1,500	1,500
Participating VRDN:
Series Putters 3709, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,665	6,665
Series ROC II R 11860, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series A, 0.15% 9/22/11, CP	10,000	10,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.19% 9/7/11, LOC Citibank NA, VRDN (c)(f)	9,480	9,480
(Little Nell Apts. Proj.) 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	12,800	12,800
(Mayfair Park Apts. Proj.) 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
Houston Util. Sys. Rev.:
Participating VRDN:
Series ROC II R 11411, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Series Solar 06 70, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	22,170	22,170
Series 2004 B1, 0.28% 9/7/11, LOC Bank of America NA, VRDN (c)	8,600	8,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2004 B4, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 19,750	$ 19,750
Humble Independent School District Participating VRDN Series Solar 06 20, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	13,635	13,635
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.2% 9/7/11, VRDN (c)(f)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.2% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	3,940	3,940
Katy Independent School District Series 2004 C, 0.24% 9/7/11 (Permanent School Fund of Texas Guaranteed), VRDN (c)	5,100	5,100
Kendall County Health Facilities Dev. Corp. Health Care Rev. (Morningside Ministries Proj.) 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,240	11,240
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,115	3,115
Leander Independent School District Participating VRDN Series BC 10 28W, 0.22% 9/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	9,250	9,250
Lower Colorado River Auth. Rev.:
Series B:
0.13% 9/6/11, LOC Bank of America NA, CP	10,100	10,100
0.16% 10/6/11, LOC Bank of America NA, CP	14,600	14,600
0.12% 10/6/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,400	12,400
0.13% 9/7/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,000	13,000
0.15% 10/6/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	31,000	31,000
0.17% 10/6/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,000	9,000
0.2% 10/6/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	17,200	17,200
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.33% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.21% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 15,100	$ 15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 0.41% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.23% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North East Texas Independent School District Bonds Series 2007 A, 0% 8/1/12 (Permanent School Fund of Texas Guaranteed)	7,500	7,480
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.23% 9/7/11, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Series 2007 A, 0.23% 9/7/11, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	54,780	54,780
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2009 C, 4% 9/1/11	1,170	1,170
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series BC 11 18B, 0.22% 9/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,840	3,840
Series BC 11 19B, 0.22% 9/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,835	3,835
Series ROC II R 11946, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	6,750	6,750
Series 2011 A, 0.16% 9/7/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	14,500	14,500
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.23% 9/7/11, VRDN (c)(f)	94,790	94,790
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.19% 9/7/11, VRDN (c)(f)	4,000	4,000
Series 2001, 0.19% 9/7/11, VRDN (c)(f)	15,000	15,000
Series 2002, 0.19% 9/7/11, VRDN (c)(f)	14,500	14,500
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.2% 9/7/11, LOC Cr. Suisse Group, VRDN (c)(f)	46,500	46,500
0.2% 9/7/11, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series DB 602, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	8,055	8,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Participating VRDN:
Series Putters 3560, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 9,015	$ 9,015
Series 2003, 0.26% 9/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	66,475	66,475
Series A:
0.1% 9/9/11, CP	40,000	40,000
0.2% 10/13/11, CP	13,700	13,700
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.43% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,050	3,050
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 05 3005 Class A, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	27,500	27,500
Series EGL 06 5, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	43,500	43,500
Series 2001 A:
0.1% 9/20/11, CP	12,100	12,100
0.16% 10/3/11, CP	35,733	35,733
0.18% 9/8/11, CP	30,000	30,000
0.21% 9/15/11, CP	7,740	7,740
0.21% 9/16/11, CP	10,000	10,000
0.25% 9/21/11, CP	17,900	17,900
Spring Independent School District Participating VRDN Series DB 603, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,755	3,755
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 0.15% 9/7/11, LOC Northern Trust Co., VRDN (c)	3,500	3,500
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.22% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	94,300	94,300
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	54,255	54,255
Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.34%, tender 3/28/12 (c)	6,300	6,300
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,750	6,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas City Tex Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.29% 9/7/11, LOC Bank of America NA, VRDN (c)	$ 10,300	$ 10,300
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Chisholm Trail Proj.) 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	5,400	5,400
(Pinnacle Apts. Proj.) 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	13,865	13,865
(Residences at Sunset Pointe Proj.) 0.26% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	6,380	6,380
(Windshire Apts. Proj.) 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	13,800	13,800
Series 2006, 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	14,490	14,490
Series 2004, 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	11,900	11,900
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.18% 9/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	38,150	38,150
Fund II Series 2007 A, 0.18% 9/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	42,050	42,050
Participating VRDN:
Series DB 448, 0.26% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	5,715	5,715
Series EGL 06 0125, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series EGL 07 90, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	15,000	15,000
Series Putters 3478, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series ROC II R 11184, 0.2% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	6,420	6,420
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.17% 9/8/11, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	29,900	29,900
Texas Pub. Fin. Auth. Rev. Series 2003, 0.15% 10/7/11, CP	16,785	16,785
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	6,390	6,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.18% 9/7/11, LOC Bank of Scotland PLC, VRDN (c)	$ 47,215	$ 47,215
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	4,885	4,885
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 584, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,745	18,745
Series 2002 A:
0.12% 9/7/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,600	13,600
0.12% 10/4/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,126	17,126
0.12% 10/5/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,225	2,225
0.13% 10/5/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
0.13% 10/12/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	32,200	32,200
0.16% 11/7/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,581	11,581
0.16% 12/6/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
0.17% 12/7/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	32,455	32,455
0.2% 11/2/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
0.27% 10/6/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	30,000	30,000
Waco Health Facilities Dev. Corp. Participating VRDN Series Solar 07 40X, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	21,285	21,285
		3,013,769
Utah - 2.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.16% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	22,000	22,000
Granite Gen. Oblig., Bonds Series 2011, 2% 6/1/12	8,850	8,965
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1:
0.15% 9/20/11 (Liquidity Facility Bank of Nova Scotia), CP	34,400	34,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 1997 B1:
0.18% 9/19/11 (Liquidity Facility Bank of Nova Scotia), CP	$ 6,750	$ 6,750
Series 1997 B2, 0.25% 11/9/11 (Liquidity Facility Bank of Nova Scotia), CP	17,200	17,200
Series 1997 B3:
0.16% 9/20/11 (Liquidity Facility JPMorgan Chase Bank), CP	20,600	20,600
0.18% 9/19/11 (Liquidity Facility JPMorgan Chase Bank), CP	33,700	33,700
Series 1998 B4:
0.15% 10/3/11 (Liquidity Facility JPMorgan Chase Bank), CP	19,500	19,500
0.15% 10/5/11 (Liquidity Facility JPMorgan Chase Bank), CP	67,800	67,800
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	48,615	48,615
Salt Lake City Sales Tax Rev. 0.17% 9/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	6,005	6,005
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,140	6,140
Series 2002 B, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,140	9,140
Series 2002 D, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,990	6,990
Series 2003 B, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,885	9,885
Series 2003 C, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,520	8,520
Series 2003 E, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,540	8,540
Series 2003 F, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,900	5,900
Series 2003 G, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,835	5,835
Series 2004 C, 0.21% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,560	1,560
Series 2004 E, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,940	10,940
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2004 F, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 10,790	$ 10,790
Series 2004 G, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,285	13,285
Series 2005 A, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,425	1,425
Series 2005 B, 0.21% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,525	11,525
Series 2005 C, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,410	14,410
Series 2005 D, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,605	14,605
Series 2005 E, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,410	15,410
Series 2005 F, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,200	5,200
Series 2005 G, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,420	12,420
Series 2005 H, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,700	8,700
Series 2006 A, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,910	5,910
Series 2006 F, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Utah Hsg. Fin. Agcy. Series 2001 A2, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,535	8,535
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	26,145	26,145
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series PT 4606, 0.25% 9/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,000	11,000
Series ROC II R 11922, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,225	3,225
		536,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.38%, tender 11/2/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	$ 25,910	$ 25,910
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.4% 9/7/11, LOC Royal Bank of Scotland NV, VRDN (c)(f)	6,600	6,600
		32,510
Virginia - 1.8%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 B, 0.19% 9/7/11, LOC Branch Banking & Trust Co., VRDN (c)	19,585	19,585
Series 2008 D, 0.12% 9/1/11, LOC Wells Fargo Bank NA, VRDN (c)	5,100	5,100
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Gates of Ballston Apts.) 0.35% 9/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,200	14,200
Series A, 0.24% 9/7/11, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Fairfax County Econ. Dev. Auth. Rev. Bonds (Silver Line Phase I Proj.) Series 2011, 2% 4/1/12	6,190	6,252
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.21% 9/7/11, LOC Bank of America NA, VRDN (c)	23,400	23,400
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) 0.33%, tender 3/28/12 (c)	18,000	18,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.3% tender 9/9/11, CP mode (f)	18,200	18,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,000	9,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.27% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.15% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.14% 9/7/11, VRDN (c)	$ 4,500	$ 4,500
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2009 A, 0.41%, tender 4/26/12 (c)	12,000	12,000
Series 2010 B, 0.33%, tender 3/28/12 (c)	14,355	14,355
Norfolk Econ. Dev. Auth. Rev.:
(Bon Secours Health Sys. Proj.) Series 2008 D1, 0.15% 9/7/11, LOC Citibank NA, VRDN (c)	10,210	10,210
Series 1997:
0.16% 9/20/11, CP	6,680	6,680
0.18% 9/21/11, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.25% tender 9/9/11, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,360	5,360
Series 2001, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,350	5,350
Series 2006, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,850	5,850
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,875	4,875
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.22% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Univ. of Virginia Gen. Rev.:
Bonds Series 2003 A:
0.11% tender 9/6/11, CP mode	10,000	10,000
0.12% tender 10/4/11, CP mode	20,000	20,000
Series 2003 A, 0.15% 12/6/11, CP	15,500	15,500
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2010 A, 2% 9/1/11	4,460	4,460
Virginia Hsg. Dev. Auth. Participating VRDN Series Merlots 06 C3, 0.23% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.34% 9/7/11 (Liquidity Facility Bank of America NA) (c)(f)(g)	27,260	27,260
Series Merlots 07 C42, 0.23% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,340	6,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth.:
Bonds Series X, 5% 4/15/12	$ 9,885	$ 10,178
Participating VRDN Series CTE 05 38, 0.21% 9/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,945	2,945
Series PT 4634, 0.21% 9/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,920	11,920
Series ROC II R 11923, 0.2% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,845	3,845
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	24,000	24,000
		426,817
Washington - 4.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series BC 11 20B, 0.25% 9/7/11 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	4,475	4,475
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.21% 9/7/11, VRDN (c)(f)	12,800	12,800
King County Gen. Oblig.:
BAN Series 2011 A, 2.75% 3/1/12	12,430	12,578
Bonds Series 2010 A, 2% 12/1/11	6,660	6,687
Participating VRDN:
Series DB 598, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,490	3,490
Series ROC II R 11731, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.24% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	16,925	16,925
King County Swr. Rev. Bonds Series 2011 B, 1% 1/1/12 (b)	3,610	3,617
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.22% 9/7/11, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port of Seattle Rev.:
Participating VRDN:
Series Putters 2020, 0.31% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,450	7,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.: - continued
Participating VRDN:
Series Putters 2553Z, 0.31% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	$ 5,135	$ 5,135
Series 1997, 0.2% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	108,830	108,830
Series 2001 B1:
0.16% 9/9/11, LOC Bank of America NA, CP (f)	10,455	10,455
0.25% 9/9/11, LOC Bank of America NA, CP (f)	12,200	12,200
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	25,000	25,000
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2011 A, 1% 2/1/12	10,770	10,796
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.2% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)	8,360	8,360
Spokane County School District #81 Bonds Series 2010 A, 2% 12/1/11 (Washington Gen. Oblig. Guaranteed)	10,500	10,543
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	2,692	2,692
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.27% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	3,505	3,505
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	4,825	4,825
Series DB 606, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	6,005	6,005
Series Putters 3501Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Putters 3854, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series Solar 06 13, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	33,535	33,535
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth.:
(Fred Hutchinson Cancer Ctr. Proj.):
Series 2011 B, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 11,505	$ 11,505
Series 2011 C, 0.18% 9/1/11, LOC Bank of America NA, VRDN (c)	12,070	12,070
(Swedish Health Svcs. Proj.):
Series 2011 B, 0.15% 9/7/11, LOC Citibank NA, VRDN (c)	8,000	8,000
Series 2011 C, 0.15% 9/7/11, LOC Citibank NA, VRDN (c)	11,000	11,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.23% 9/7/11, LOC Bank of America NA, VRDN (c)	10,500	10,500
Series 2008 B, 0.18% 9/7/11, LOC Bank of America NA, VRDN (c)	54,100	54,100
(MultiCare Health Sys. Proj.):
Series 2009 A, 0.22% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	25,500	25,500
Series 2009 B, 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,500	1,500
(Southwest Washington Med. Ctr.) Series 2008 A, 0.2% 9/7/11, LOC Union Bank of California, VRDN (c)	30,100	30,100
(Swedish Health Svcs. Proj.) Series 2009 C, 0.17% 9/7/11, LOC Bank of America NA, VRDN (c)	55,000	55,000
Bonds (Providence Health Systems Proj.) Series A, 5.5% 10/1/11	3,000	3,012
Participating VRDN Series Solar 07 66, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,710	19,710
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	31,590	31,590
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.22% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,550	5,550
(Crestview Apts. Proj.) 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.22% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	11,750	11,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Gardens Univ. Village Apt. Proj.) Series A, 0.21% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	$ 48,540	$ 48,540
(Highland Park Apts. Proj.) Series A, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 0.23% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	11,880	11,880
(Silver Creek Apts. Proj.) Series A, 0.23% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.2% 9/7/11, LOC Fannie Mae, VRDN (c)	3,900	3,900
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.22% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.24% 9/7/11, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.2% 9/7/11, LOC Fannie Mae, VRDN (c)	3,750	3,750
(Discovery Heights Apts. Proj.) Series 2010, 0.31% 9/7/11, LOC Bank of America NA, VRDN (c)	17,175	17,175
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Emerald Heights Proj.) Series 2003, 0.25% 9/1/11, LOC Bank of America NA, VRDN (c)	16,375	16,375
(Horizon House Proj.) Series 2005, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	48,475	48,475
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 A, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	5,745	5,745
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	47,150	49,153
		1,013,658
West Virginia - 0.9%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.75% tender 9/14/11, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.3% tender 9/9/11, CP mode (f)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.3% 9/7/11, LOC Bank of America NA, VRDN (c)(f)	$ 8,420	$ 8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.17% 9/7/11, LOC Deutsche Bank AG, VRDN (c)(f)	7,530	7,530
Series 1990 B, 0.17% 9/7/11, LOC Deutsche Bank AG, VRDN (c)(f)	16,285	16,285
Series 1990 C, 0.17% 9/7/11, LOC Deutsche Bank AG, VRDN (c)(f)	700	700
Series 1990 D, 0.17% 9/7/11, LOC Deutsche Bank AG, VRDN (c)(f)	8,500	8,500
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.17% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)	7,200	7,200
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.23% 9/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	20,275	20,275
Series 2009 A, 0.19% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,175	11,175
Series 2009 B, 0.18% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,800	10,800
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.21% 9/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	75,000	75,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.19% 9/7/11, LOC Bank of America NA, VRDN (c)	10,075	10,075
		203,360
Wisconsin - 1.8%
Milwaukee Gen. Oblig.:
Bonds Series 2011 N3, 4% 5/15/12	11,250	11,543
RAN Series 2011 R2, 2% 12/1/11	7,500	7,535
Series C2, 0.21% 10/7/11, LOC State Street Bank & Trust Co., Boston, CP	4,500	4,500
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.22% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,315	1,315
Wisconsin Gen. Oblig.:
Bonds Series C, 3% 5/1/12	2,800	2,847
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2005 A, 0.12% 9/1/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 16,041	$ 16,041
Series 2006 A, 0.17% 9/21/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	20,000	20,000
TAN 2% 6/15/12	112,200	113,765
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Ministry Health Care Proj.) Series A:
0.12% tender 9/7/11, LOC U.S. Bank NA, Minnesota, CP mode	15,380	15,380
0.15% tender 10/5/11, LOC U.S. Bank NA, Minnesota, CP mode	29,230	29,230
Participating VRDN ROC II R 11837, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (c)(g)	7,000	7,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.:
Series 2002 I, 0.21% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,600	29,600
Series 2003 B, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	28,980	28,980
Series D, 0.18% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	55,085	55,085
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev.:
Series 2007 A, 0.24% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,400	7,400
Series 2008 A, 0.21% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,785	10,785
Wisconsin Trans. Rev.:
Series 1997 A:
0.17% 9/20/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,413	10,413
0.31% 10/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,149
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.17% 9/21/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 7,500	$ 7,500
0.34% 9/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,465	13,466
		411,534
Wyoming - 0.7%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.16% 9/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,750	3,750
Wyoming Cmnty. Dev. Auth. (Single Family Mtg. Prog.) Series 2002 A, 0.21% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	27,000	27,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2003-4, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2004-11, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2004-3, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2005-4, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Series 2006-2, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Series 2006-5, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2006-7, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2006-9, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2007-11, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,000	12,000
Series 2007-2, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,000	6,000
Series 2007-4, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev.: - continued
Series 2007-8, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 12,000	$ 12,000
Series 2008-2, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,000	13,000
		153,750
	Shares
Other - 13.0%
Fidelity Municipal Cash Central Fund, 0.19% (d)(e)	3,016,602,134	3,016,602
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $23,130,505)		23,130,505
NET OTHER ASSETS (LIABILITIES) - 0.4%		93,208
NET ASSETS - 100%		$ 23,223,713
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,050,000 or 0.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,020,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Gen. Oblig. Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.)	7/20/11	$ 40,300
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.2%, tender 1/5/12	7/6/11	$ 26,810
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.38%, tender 11/2/11 (Liquidity Facility Wells Fargo Bank NA)	5/4/11	$ 25,910
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 6,466
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,113,903)	$ 20,113,903
Fidelity Central Funds (cost $3,016,602)	3,016,602
Total Investments (cost $23,130,505)		$ 23,130,505
Cash		1,167
Receivable for investments sold Regular delivery		56,681
Delayed delivery		61,861
Receivable for fund shares sold		310,262
Interest receivable		13,071
Distributions receivable from Fidelity Central Funds		461
Other receivables		134
Total assets		23,574,142

Liabilities
Payable for investments purchased Regular delivery	$ 16,353
Delayed delivery	94,315
Payable for fund shares redeemed	229,726
Distributions payable	2
Accrued management fee	3,735
Other affiliated payables	6,065
Other payables and accrued expenses	233
Total liabilities		350,429

Net Assets		$ 23,223,713
Net Assets consist of:
Paid in capital		$ 23,223,671
Accumulated undistributed net realized gain (loss) on investments		42
Net Assets, for 23,217,826 shares outstanding		$ 23,223,713
Net Asset Value, offering price and redemption price per share ($23,223,713 ÷ 23,217,826 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Interest		$ 55,986
Income from Fidelity Central Funds		6,466
Total income		62,452

Expenses
Management fee	$ 60,960
Transfer agent fees	34,417
Accounting fees and expenses	1,351
Custodian fees and expenses	277
Independent trustees' compensation	86
Registration fees	368
Audit	70
Legal	79
Miscellaneous	192
Total expenses before reductions	97,800
Expense reductions	(37,600)	60,200
Net investment income (loss)		2,252
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		335
Net increase in net assets resulting from operations		$ 2,587

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,252	$ 2,920
Net realized gain (loss)	335	830
Net increase in net assets resulting from operations	2,587	3,750
Distributions to shareholders from net investment income	(2,296)	(2,776)
Distributions to shareholders from net realized gain	-	(237)
Total distributions	(2,296)	(3,013)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	83,180,262	78,309,889
Reinvestment of distributions	2,271	2,980
Cost of shares redeemed	(82,328,710)	(80,473,972)
Net increase (decrease) in net assets and shares resulting from share transactions	853,823	(2,161,103)
Total increase (decrease) in net assets	854,114	(2,160,366)

Net Assets
Beginning of period	22,369,599	24,529,965
End of period	$ 23,223,713	$ 22,369,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.008	.024	.033
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	- D	- D	.008	.024	.033
Distributions from net investment income	- D	- D	(.008)	(.024)	(.033)
Distributions from net realized gain	-	-D	-D	- D	-
Total distributions	- D	- D	(.008)	(.024)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.77%	2.39%	3.33%
Ratios to Average Net Assets B,C
Expenses before reductions	.43%	.43%	.47%	.43%	.43%
Expenses net of fee waivers, if any	.26%	.34%	.47%	.43%	.43%
Expenses net of all reductions	.26%	.34%	.46%	.34%	.31%
Net investment income (loss)	.01%	.01%	.76%	2.32%	3.29%
Supplemental Data
Net assets, end of period (in millions)	$ 23,224	$ 22,370	$ 24,530	$ 23,700	$ 18,677

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation and market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 23,130,505

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 158

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Tax-exempt Income	2,296	2,776
Long-term Capital Gains	-	237
Total	$ 2,296	$ 3,013

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annual management fee rate was .27% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period the amount of the waiver was $37,573.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 7, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also has worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011, $274,062 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 45.43% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MMM-UANN-1011
1.790909.108

Item 2. Code of Ethics

As of the end of the period, August 31, 2011, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity AMT Tax-Free Money Fund, Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the "Funds"):

Services Billed by PwC

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$37,000	$-	$2,000	$2,400
Fidelity Arizona Municipal Money Market Fund	$35,000	$-	$2,000	$1,900
Fidelity Municipal Money Market Fund	$60,000	$-	$2,000	$8,400

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$39,000	$-	$2,000	$2,500
Fidelity Arizona Municipal Money Market Fund	$35,000	$-	$2,000	$1,600
Fidelity Municipal Money Market Fund	$79,000	$-	$2,000	$12,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2011A	August 31, 2010A
Audit-Related Fees	$1,860,000	$2,130,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2011 A	August 31, 2010 A
PwC	$3,315,000	$5,155,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2011